MELLON INSTITUTIONAL FUNDS INVESTMENT TRUST
                             Mellon Financial Center
                                One Boston Place
                           Boston, Massachusetts 02108


                                                               December 23, 2005

VIA ELECTRONIC TRANSMISSION

Securities and Exchange Commission
File Desk
Judiciary Plaza
450 Fifth Street N.W.
Washington, D.C.  20549

Re:   Mellon Institutional Funds Investment Trust (the "Trust")
      (File Nos. 33-8214; 811-4813)


Ladies and Gentlemen:

         Enclosed herewith for filing on behalf of the Trust pursuant to Rule 497(c) under the Securities Act of 1933, as amended, are the definitive prospectuses for Mellon Equity Large Cap Growth Fund, Mellon Institutional Market Neutral Fund and Newton International Equity Fund, each dated December 21, 2005.

         If you have any questions or comments concerning the enclosed, please call Elaine S. Kim, Esq. at (617) 526-6685 or Christopher P. Harvey, Esq. at
(617)526-6532, counsel to the Trust.


                                            Sincerely,



                                            /s/ Denise B. Kneeland
                                            ------------------------------
                                            Denise B. Kneeland


Enclosures


cc:      Linda Hatch, Esq. (Division of Investment Management)
         Peter M. Sullivan, Esq.
         Christopher P. Harvey, Esq.

                                               [LOGO] Mellon
                                                      --------------------------
                                                      Mellon Institutional Funds


Prospectus
--------------------------------------------------------------------------------
December 21, 2005                            Mellon Equity Large Cap Growth Fund


                                             The Securities and Exchange
                                             Commission has not approved or
                                             disapproved these securities or
                                             determined whether this prospectus
                                             is accurate or complete. Any
                                             statement to the contrary is a
                                             crime.

Contents
--------------------------------------------------------------------------------

        Risk/Return Summary .....................................     3
            Who may want to invest ..............................     3
            Mutual fund risks ...................................     3
            Mellon Equity Large Cap Growth Fund .................     4

        The Fund's Investments and Related Risks ................     6
            Additional information about the fund's
            principal investments ...............................     6
            Additional investment policies ......................     6

        The Investment Adviser ..................................     8
            About Mellon Equity Associates, LLP .................     8
            Fund managers .......................................     9
            Advisory services and fees ..........................     9

        Investment and Account Information ......................    10
            How to purchase shares ..............................    10
            How to exchange shares ..............................    11
            How to redeem shares ................................    11
            Redemption fee ......................................    12
            Administrative service fee ..........................    12
            Transaction and account policies ....................    13
            Household delivery of fund documents ................    13
            Valuation of shares .................................    13
            Dividends and distributions .........................    13

        Fund Details ............................................    14
            Tools used to combat short-term trading and excessive
            exchange activity ...................................    14
            Taxes ...............................................    15
            The fund's service providers ........................    15

        For More Information ....................................    16

Mellon Equity Large Cap Growth Fund

Risk/Return Summary
--------------------------------------------------------------------------------

Mellon Equity Associates, LLP ("Mellon Equity") is         Mellon Equity manages
the fund's investment adviser. Mellon Equity          more than $20.7 billion of
specializes in active, structured U.S. equity and       assets for a broad range
balanced fund management. Mellon Equity's                 of clients in the U.S.
investment approach combines common sense with                  and abroad as of
powerful analytical tools and strong systems                  November 30, 2005.
capabilities.


Who may want to invest

Mellon Equity Large Cap Growth Fund may be appropriate for investors:

o    Seeking to invest over the long term and          A description of the fund
     willing to ride out market swings.                  begins on the next page
                                                               and includes more
o    Who do not need stable income and are willing         information about the
     to tolerate more risk than fixed income              fund's key investments
     investments.                                      and strategies, principal
                                                      risk factors and expenses.
o    Comfortable with the risks of the stock
     market.


Mutual fund risks

An investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal
Deposit Insurance Corporation or any other government agency.

                                             Mellon Equity Large Cap Growth Fund

Risk/Return Summary
--------------------------------------------------------------------------------

                            --------------------------------------------------------------------------------------------------------
                                                                Mellon Equity Large Cap Growth Fund
                            --------------------------------------------------------------------------------------------------------
    Investment objective    Long-term growth of capital.
                            --------------------------------------------------------------------------------------------------------

     Key investments and    In pursuing its objective, the fund invests, under normal circumstances, at least 80% of its net assets
              strategies    in equity securities of large capitalization companies. The fund seeks to invest in stocks of U.S.
                            companies that demonstrate what Mellon Equity believes are characteristics most rewarded by the securities markets, that appear to have above average potential for capital growth and that have total market capitalizations within the range of capitalizations of the companies in the top (largest) 70% of the Russell 1000 Growth Index at the time of purchase. This would correspond to companies with total market capitalizations of $15.3 billion to $378 billion as of December 1, 2005.

                            Mellon Equity believes that characteristics most rewarded by the securities markets are the valuation and growth prospects of a company, which may include, but are not limited to, such things as the price-to-earnings ratio, earnings yield, corporate earnings estimates, the quality of the balance sheet, various cash flow metrics, and price-based factors.
                            --------------------------------------------------------------------------------------------------------

         How investments    Mellon Equity uses fundamental research through quantitative techniques and employs a bottom-up approach
            are selected    to stock selection. In other words, Mellon Equity utilizes quantitative techniques, such as multivariate regressions, to confirm certain fundamental characteristics of a company, which Mellon Equity believes will drive demand for a company's stock. The adviser seeks to identify and weight fundamental factors that drive equity returns, acknowledging that some of these characteristics or factors tend to change in relative importance in driving equity returns, and seeks continuously to improve this process by implementing new discoveries.

                            Mellon Equity's investment process focuses on stock selection and stock exposure relative to the fund's benchmark. The adviser conducts a daily analysis of approximately 3,500 stocks, using five valuation models, and seeks to identify stocks for timely investment. Each of the five valuation models focuses on a different economic sector: energy, cyclicals, staples, technology and interest sensitive. Each stock in the universe falls into one of these economic sector models. The stock selection process seeks to produce a diversified portfolio of companies (typically 90 to 125 holdings) with valuations that the adviser believes do not fully reflect the company's potential growth in order to seek to produce consistent returns with limited incremental risk.

                            Mellon Equity employs an active sell discipline to liquidate holdings that fail to achieve their growth potential or that the firm believes have become fully valued in the market relative to their growth potential.
                            --------------------------------------------------------------------------------------------------------

      Principal risks of    Investors could lose money on their investments in the fund or the fund could perform less well than
   investing in the fund    other possible investments if any of the following occurs:

                            o U.S. stock markets go down.

                            o An adverse event, such as an unfavorable earnings report, depresses the value of a particular company's stock.

                            o The adviser's judgment about the attractiveness, relative value or potential appreciation of a particular market sector or security proves to be incorrect.

                            o Large cap stocks perform poorly compared to mid or small cap stocks.
                            --------------------------------------------------------------------------------------------------------

Mellon Equity Large Cap Growth Fund

------------------------------------------------------------------------------------------------------------------------------------
            Total return    The Fund commenced operations on December 21, 2005. Because the fund does not have a full year of
             performance    operations it does not disclose any performance history in the prospectus. The fund's past performance does not necessarily indicate how the fund will perform in the future. The fund's shares, when redeemed, may be worth more or less than their initial cost.
------------------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------

Fees and expenses of the fund

This table describes the fees and expenses you may pay if you buy and hold shares of the fund.

Based on estimates for the fiscal year ending 9/30/06

Shareholder fees                                       None
(fees paid directly from your investment)
Redemption fee(1)                                     2.00%
(as a percentage of total redemption proceeds)
Annual fund operating expenses(2)
(expenses that are deducted from fund assets)
     Management fees                                  0.65%
     Distribution (12b-1) fees                         None
     Other expenses(3)                                2.26%
     Total annual fund operating expenses             2.91%

--------------------------------------------------------------------------------
(1) A redemption fee applies to any shares redeemed (either by selling or exchanging to another fund) within 30 days of purchase, except those shares acquired through the categories of transactions described under the "Investment and Account information" section of this prospectus.
(2) Because Mellon Equity has agreed to cap the fund's operating expenses, the fund's actual expenses are estimated to be:

   Management fees                              0.00%
   Other expenses                               0.95%
   Total annual fund operating expenses         0.95%

This cap may be changed or eliminated at any time.
(3) Estimated for the current fiscal year.


Expense example

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that:
o You invest $10,000 in the fund for the time periods indicated;
o You redeem at the end of each period;
o Your investment has a 5% return each year; and
o The fund's operating expenses have not been capped and remain constant.

Although your actual costs may be higher or lower, under these assumptions your costs would be:

                                 After      After
                                1 Year     3 Years
                                 $ 294       $ 901

                                             Mellon Equity Large Cap Growth Fund

The Fund's Investments and Related Risks
--------------------------------------------------------------------------------

                  Additional information about the fund's principal investments

                  Equity investments. Equity securities include exchange-traded and over-the-counter (OTC) common and preferred stocks, warrants, rights, equity index futures contracts, investment grade convertible securities (which may include preferred securities), depositary receipts and shares, trust certificates, limited partnership interests, shares of other investment companies and real estate investment trusts and equity participations.

                  Market sector risks. At times, more than 25% of the fund's assets may be invested in a particular market sector, such as the technology, health care or financial services sectors. To the extent the fund invests a greater portion of its assets in a particular market sector, the fund will be subject to a greater degree of risk of the industries that comprise such market sector and may be subject to greater market fluctuations.

                  Additional investment policies

                  Defensive investing. The fund may depart from its principal investment strategies in response to adverse market, economic or political conditions by taking temporary defensive positions in all types of money market and short-term debt securities. If the fund takes a temporary defensive position, it may be unable for a time to achieve its investment objective.

                  Derivative contracts. The fund may, but is not required to and currently does not intend to, use derivative contracts for any of the following purposes:

                  o To hedge against adverse changes in the market value of
                    securities held by or to be bought for the fund caused by changing interest rates or currency exchange rates.

                  o As a substitute for purchasing or selling securities.

                  o To enhance the fund's potential gain in non-hedging
                    situations.

                  A derivative contract will obligate or entitle the fund to deliver or receive an asset or a cash payment that is based on the change in value of a designated security, currency or index. Even a small investment in derivative contracts can have a big impact on a portfolio's interest rate or currency exposure. Therefore, using derivatives can disproportionately increase portfolio losses and reduce opportunities for gains when interest rates or currency rates are changing. The fund may not fully benefit from or may lose money on derivatives if changes in their value do not correspond accurately to changes in the value of the fund's portfolio holdings.

                  Counterparties to OTC derivative contracts present the same types of credit risk as issuers of fixed income securities. OTC derivatives can also make a fund's portfolio less liquid and harder to value, especially in volatile markets.

                  Fixed income securities. The fund may invest up to 20% of its net assets in fixed income securities. The fund's fixed income securities may be of any maturity or duration. The fund's fixed income securities may have all types of interest rate payment and reset terms. These securities may be issued by the U.S. government or any of its agencies, foreign governments or their subdivisions and U.S. and foreign companies. Although the fund may invest in fixed income securities of any credit quality, the fund will not invest more than 5% of its net assets in below investment grade securities at the time of investment.

                  Foreign securities. The fund may invest without limit in U.S. dollar denominated securities of foreign issuers traded in the U.S. market.

                  Securities lending. The fund may seek to increase its income by lending portfolio securities to financial institutions, such as certain broker-dealers. In order to secure their obligations to return securities loaned by the fund, borrowers will deposit collateral in an amount maintained on a current basis at least equal to the market value of the securities loaned. The value of the securities loaned by the fund will not exceed 33 1/3% of the value of the fund's total assets. The fund may experience a loss or delay in the recovery of its securities if the borrowing institution breaches its agreement with the fund.

                  Impact of high portfolio turnover. The fund may engage in active and frequent trading to achieve its principal investment strategies. This may lead to the realization and distribution to shareholders of higher capital gains, which would increase their tax liability. Frequent trading also increases transaction costs, which could detract from the fund's performance.

Mellon Equity Large Cap Growth Fund

--------------------------------------------------------------------------------

Portfolio holdings. A description of the fund's policies and procedures with respect to the disclosure of the fund's portfolio securities is available in the fund's statement of additional information and on the fund's website at www.melloninstitutionalfunds.com.

Investment objective. The fund's investment objective may be changed by the fund's trustees without shareholder approval. The fund's key investment strategy of investing at least 80% of net assets in a particular type of security may not be changed unless the fund provides 60 days advance notice to its shareholders.

                                             Mellon Equity Large Cap Growth Fund

The Investment Adviser
------------------------------------------------------------------------------------------------------------------------------------
  Mellon Equity offers a   About Mellon Equity
          broad array of
investment services that   Mellon Equity was established in 1987 as separate entity and manages more than $20.7 billion in assets
   include management of   for a wide range of corporate, public, Taft-Hartley, defined benefit plans, as well as endowments and
           128 accounts.   foundation clients and subadvised relationships as of November 30, 2005. Mellon Equity specializes in active domestic equity and balanced fund management, and managed approximately $377 million for 9 large cap growth accounts as of November 30, 2005.

                           Mellon Equity is an indirect wholly-owned subsidiary of Mellon Financial Corporation. Mellon Financial
                           Corporation is a global financial services company with approximately $4 trillion of assets under management, administration or custody, including approximately $766 billion under management as of
                           September 30, 2005. Mellon Financial Corporation provides wealth management, global investment services and a comprehensive array of banking services for individuals, businesses and institutions. Since 1983,
                           Mellon Equity has been the leading provider of structured equity and balanced products and a pioneer in using quantitative techniques to analyze companies. The central principal of the Mellon Equity investment philosophy is that investment success comes from understanding fundamental characteristics preferred by the market, evaluating a very large universe of stocks to maximize opportunity, building portfolios that capture the preferred fundamental characteristics, and controlling risks not consistently rewarded by the market. Mellon Equity's team of experienced professionals applies this philosophy utilizing a disciplined investment process across a wide range of products.

                                                         Investment Adviser

                                                    Mellon Equity Associates, LLP
                                                          500 Grant Street
                                                             Suite 4200
                                                        Pittsburgh, PA 15258

Mellon Equity Large Cap Growth Fund

--------------------------------------------------------------------------------

Fund managers

--------------------------------------------------------------------------------
Fund managers                   Positions during past five years
--------------------------------------------------------------------------------
Matthew E. Cunningham, CFA      Senior Vice President and Senior Portfolio
                                Manager, Matt has served as the co-portfolio
                                manager for the fund since its inception in
                                December 2005. Matt joined Mellon Equity in 1999
                                and has over 20 years of investment experience
                                managing client portfolios, primarily in large
                                cap core and growth equity, and balanced
                                products.

--------------------------------------------------------------------------------
Ronald P. Gala, CFA             Senior Vice President and Senior Portfolio
                                Manager, Ron has served as the co-portfolio
                                manager for the fund since its inception in
                                December 2005. Ron is the team leader for the
                                small cap, balanced and large-cap growth product
                                teams and is also member of the investment
                                management committee. Ron joined Mellon Equity
                                in 1993 and has over 20 years of investment
                                experience.

The Statement of Additional Information includes additional information about these portfolio managers, including information about their compensation, accounts they manage other than the fund and their ownership, if any, in the shares of the fund.

Advisory services and fees

Mellon Equity provides the fund with portfolio management and investment research services. The adviser places orders to buy and sell the fund's portfolio securities and manages the fund's business affairs. The adviser is entitled to an advisory fee for these services as set forth in the table below. The adviser has agreed to limit the fund's total annual operating expenses (excluding brokerage commissions, taxes and extraordinary expenses). This agreement is temporary and may be terminated or changed at any time.

--------------------------------------------------------------------------------
                            Annual Advisory Fee Rate
               (as a percentage of the fund's average net assets)

     Contractual advisory fee*                     Current expense limitation*
--------------------------------------------------------------------------------
            0.65%                                         0.95%
--------------------------------------------------------------------------------

*Current expense limitation, also shown as a percentage of the fund's average net assets, represents a voluntary cap on the fund's total expenses. If the actual advisory fee rate is less than the contractual advisory fee rate, the cap would be triggered and advisory fees would be waived by Mellon Equity.

                                             Mellon Equity Large Cap Growth Fund

Investment and Account Information
--------------------------------------------------------------------------------

        How to purchase    Minimum initial investment: $100,000
                 shares
                           Minimum subsequent investment: $5,000

                           Minimum investments may be waived by the distributor for investors in omnibus accounts and clients and employees of Mellon Equity, investment advisers to other Mellon Institutional Funds, their investment advisory affiliates and their immediate family members.

                           All orders to purchase shares received in good form by the distributor or its agent before the close of regular trading on the New York Stock Exchange will be executed at that day's share price. Orders received after that time will be executed at the next business day's price. All orders must be in good form and accompanied by payment. The fund reserves the right to reject purchase orders or to stop offering its shares without notice to shareholders.
               By Check    ---------------------------------------------------------------------------------------------------------
     Opening an account    o Send a check to the distributor payable to Mellon Institutional Funds with the completed original account application.

   Adding to an account    o Send a check to the distributor payable to Mellon Institutional Funds and a letter of instruction with the account name and number and effective date of the request.

                           o Payment must be made in U.S. dollars and drawn on a U.S. bank. The fund does not accept third-party checks, travelers' checks, credit card checks or money orders.
                By wire    ---------------------------------------------------------------------------------------------------------
     Opening an account    o Send the completed original account application to the distributor.

                           o Call the distributor to obtain an account number.

                           o Instruct your bank to wire the purchase amount to Mellon Bank, N.A. (see below).

   Adding to an account    o Call the distributor. Instruct your bank to wire the amount of the additional investment to Mellon
                             Bank, N.A. (see below).
                 By fax    ---------------------------------------------------------------------------------------------------------
     Opening an account    o Fax the completed account application to 781-796-2864.

                           o Mail the original account application to the distributor.

                           o Follow the instructions for opening an account by wire.

   Adding to an account    o Fax a letter of instruction to 781-796-2864 with the account name and number and effective date of the request.

                           o Call the distributor. Instruct your bank to wire the amount of the additional investment to Mellon
                             Bank, N.A.
    Through a financial    ---------------------------------------------------------------------------------------------------------
           intermediary    o Contact your financial intermediary. Financial intermediaries acting on an investor's behalf are
      Opening or adding      responsible for transmitting orders to the distributor or its agent by the specified deadline.
          to an account    ---------------------------------------------------------------------------------------------------------
                           The distributor's address is:      Wire instructions:

                           Mellon Funds Distributor, L.P.     Mellon Bank, N.A.
                           P.O. Box 8585                      Boston, MA
                           Boston, Massachusetts 02266-8585   ABA#: 011 001 234
                           Tel: 1-800-221-4795                Account #: 56-5849
                           Fax: 781-796-2864                  Fund name:
                           Email: mifunds@mellon.com          Investor account #:

Mellon Equity Large Cap Growth Fund

------------------------------------------------------------------------------------------------------------------------------------
        How to exchange    You may exchange shares of the fund for shares of any other fund in the Mellon Institutional Funds family
                 shares    of funds, if the registration of both accounts is identical. Shares exchanged within 30 days of purchase
                           (7 days for the Intermediate Tax Exempt Bond, Enhanced Yield and Opportunistic High Yield Bond Funds) may
                           be subject to a redemption fee. See page 12 for more information. A fund may refuse any exchange order and may modify or terminate its exchange privilege affecting all shareholders on 60 days' notice. Because excessive account transactions can disrupt the management of a fund and increase fund costs for all shareholders, Mellon Equity may temporarily or permanently terminate the exchange privilege of any investor who makes more than four exchanges out of the same fund during any consecutive 12-month period.
                           Multiple exchanges out of the same fund that occur in the same day will be considered one exchange.
                           Accounts under common ownership or control will be counted together for purposes of the four exchange limit.

                           Exchange requests will not be honored until the distributor receives payment for the exchanged shares (up to 3 business days). An exchange involves a taxable redemption of shares surrendered in the exchange.
                           ---------------------------------------------------------------------------------------------------------
                By mail    o Send a letter of instruction to the distributor signed by each registered account owner.

                           o Provide the name of the current fund, the fund to exchange into and dollar amount to be exchanged.

                           o Provide both account numbers.

                           o Signature guarantees may be required (see below).
                           ---------------------------------------------------------------------------------------------------------
           By telephone    o If the account has telephone privileges, call the distributor.

                           o Provide the name of the current fund, the fund to exchange into and dollar amount to be exchanged.

                           o Provide both account numbers.

                           o The distributor may ask for identification and all telephone transactions may be recorded.
                           ---------------------------------------------------------------------------------------------------------
   How to redeem shares    All orders to redeem shares received by the distributor or its agent before the close of regular trading on the New York Stock Exchange will be executed at that day's share price. Orders received after that time will be executed at the next business day's price. All redemption orders must be in good form. The fund has the right to suspend redemptions of shares and to postpone payment of proceeds for up to seven days, as permitted by law. Shares redeemed within 30 days of purchase (7 days for the Intermediate Tax
                           Exempt Bond, Enhanced Yield and Opportunistic High Yield Bond Funds) may be subject to a redemption fee.
                           See page 12 for more information.
                           ---------------------------------------------------------------------------------------------------------
                By mail    o Send a letter of instruction to the distributor signed by each registered account owner.

                           o State the name of the fund and number of shares or dollar amount to be sold.

                           o Provide the account number.

                           o Signature guarantees may be required (see below).
                           ---------------------------------------------------------------------------------------------------------
           By telephone    o If the account has telephone privileges, call the distributor.

      For check or wire    o Proceeds will be mailed by check payable to the shareholder of record to the address, or wired to the bank as directed, on the account application.

                           o The distributor may ask for identification and all telephone transactions may be recorded.
                           ---------------------------------------------------------------------------------------------------------
                 By fax    o Fax the request to the distributor at 781-796-2864.

                           o Include your name, the name of the fund and the number of shares or dollar amount to be sold.

                           o Proceeds will be mailed by check payable to the shareholder of record to the address, or wired to the bank as directed, on the account application.
                           ---------------------------------------------------------------------------------------------------------
    Through a financial    o Contact your financial intermediary. Financial intermediaries acting on an investor's behalf are
           intermediary      responsible for transmitting orders to the distributor or its agent by the specified deadline.

                                             Mellon Equity Large Cap Growth Fund

Investment and Account Information
------------------------------------------------------------------------------------------------------------------------------------
              Good form    Good form means that you have provided the following information with your request: name of fund; account number (if an existing account); dollar amount or number of shares to be purchased (or exchanged or redeemed); and the signature of each owner exactly as the account is registered in the case of a redemption request. Good form also means that there are no outstanding claims against your account or transaction limitations on your account. Also, a signature guarantee may be required with certain requests.
                           ---------------------------------------------------------------------------------------------------------
         Redemption fee    Short-term trading and excessive exchange activity in certain types of funds may interfere with portfolio management and have an adverse effect on the fund and its shareholders. Each fund in the Mellon
                           Institutional Funds family of funds imposes a redemption fee of 2.00% of the total redemption amount
                           (calculated at net asset value) if you sell or exchange your shares after holding them for less than 30 days (7 days for the Intermediate Tax Exempt Bond, Enhanced Yield and Opportunistic High Yield Bond
                           Funds). The redemption fee is paid directly to the fund, and is designed to offset brokerage commissions, market impact, and other costs associated with short-term trading. For purposes of determining whether the redemption fee applies, the shares that were held the longest will be redeemed first.

                           The redemption fee does not apply to shares that were acquired through reinvestment of dividends or capital gains distributions, or to redemptions or exchanges by the following categories of transactions:
                           ---------------------------------------------------------------------------------------------------------
                           Certain Retirement Account Activity:

                           o Shares redeemed as a result of a retirement plan sponsor decision (e.g. retirement plan-wide re-allocations or termination).

                           o Retirement account redemptions as a result of minimum required distributions and returns of excess contributions.

                           o Shares redeemed as part of a retirement plan participant-directed distribution including, but not limited to: death distributions, loan withdrawals and Qualified Domestic Relations Orders ("QDROs").

                           Non-shareholder Directed Activity:

                           o Shares redeemed through an automatic, nondiscretionary rebalancing or asset re-allocation program, or via a systematic withdrawal plan.

                           Other Activity:

                           o Redemptions of $2,500 or less.

                           o Rollovers, transfers and changes of account registration within a fund (provided the monies do not leave the fund), and redemptions in kind.

                           o Transactions that are not motivated by short-term trading considerations, which have received prior approval by the Mellon Institutional Fund's Chief Compliance Officer.

                           The funds may assess redemption fees in any of these types of transactions if, in the opinion of the fund, the transaction is intended to circumvent the redemption fee policy.

                           While the funds seek to apply its redemption fee policy to all accounts, a fund may not be able to apply the policy to accounts which are maintained by some financial intermediaries ("Omnibus Accounts") because of the difficulty in identifying the individual investor transactions or the difficulty in identifying the investor responsible for a particular transaction even if the transaction itself is identified. To the extent a fund is able to identify excessive short-term trading in Omnibus Accounts, the fund will seek the cooperation of the intermediary to enforce the Mellon Institutional Funds' redemption fee policy.
                           ---------------------------------------------------------------------------------------------------------
 Administrative service    The fund pays administrative service fees. These fees are paid to affiliated or unaffiliated retirement
                    fee    plans, Omnibus Accounts and platform administrators and other entities ("Plan Administrators") that provide record keeping and/or other administrative support services to accounts, retirement plans and their participants. As compensation for such services, the fund may pay each Plan Administrator a service fee in an amount of up to 0.15% (on an annualized basis) of the fund's average daily net assets attributable to fund shares that are held in accounts serviced by such Plan Administrator.
                           ---------------------------------------------------------------------------------------------------------
             Additional    The adviser or its affiliates may pay additional compensation from their own resources to Plan
           compensation    Administrators and other entities for administrative services, as well as in consideration of marketing or other distribution-related services relating to the Mellon Institutional Funds. These payments may provide an incentive for these entities to actively promote the Mellon Institutional Funds above or cooperate with the distributor's promotional efforts.

Mellon Equity Large Cap Growth Fund

--------------------------------------------------------------------------------

Transaction and account policies

Accounts with low balances. If an account falls below $50,000 as a result of redemptions (and not because of performance), the distributor may ask the investor to increase the size of the account to $50,000 within 30 days. If the investor does not increase the account to $50,000 the distributor may redeem the account at net asset value and remit the proceeds to the investor.

In-kind purchases and redemptions. Securities you own may be used to purchase shares of the fund. The adviser will determine if the securities are consistent with the fund's objective and policies. If accepted, the securities will be valued the same way the fund values securities it already owns. A fund may make payment for redeemed shares wholly or in part by giving the investor portfolio securities. The redeeming shareholder will pay transaction costs to dispose of these securities and such transactions generally are treated as taxable sales of the securities you exchange for federal tax purposes.

Signature guarantees. A signature guarantee may be required for any written request to sell or exchange shares, or to change account information for telephone transactions.

The distributor will accept signature guarantees from:

o  members of the STAMP program or the Exchange's Medallion Signature Program

o  a broker or securities dealer

o  a federal savings, cooperative or other type of bank

o  a savings and loan or other thrift institution

o  a credit union

o  a securities exchange or clearing agency

A notary public cannot provide a signature guarantee.


Household delivery of fund documents

With your consent, a single prospectus and shareholder report may be sent to your residence for you and any other member of your household who has an account with the fund. If you wish to revoke your consent to this practice, you may do so by contacting Mellon Institutional Funds, either orally or in writing at the telephone number or address for the fund listed on the back cover of this prospectus. Mellon Institutional Funds will begin mailing prospectuses and shareholder reports to you within 30 days after receiving your revocation.

Valuation of shares

The fund offers its shares at the NAV per share of the fund next calculated after an order is placed and received in good order by the fund's distributor or its agent. See, "How to purchase shares" on page 10. The fund calculates its NAV once daily as of the close of regular trading on the New York Stock Exchange
(NYSE) -- generally at 4:00 p.m., New York time -- on each day the NYSE is open. The fund's NAV will not be calculated on the days on which the NYSE is closed for trading, such as on national holidays. If the NYSE closes early, the fund accelerates calculation of NAV and transaction deadlines to that time.

The fund values the securities in its portfolio on the basis of market quotations and valuations provided by independent pricing services. Certain short-term securities are valued on the basis of amortized cost. Because foreign markets may be open at different times than the NYSE, the value of shares of a fund which invests in foreign securities may change on days when shareholders are not able to buy or sell them. Many securities markets outside the U.S. close prior to the close of the NYSE and therefore the closing prices for securities in those markets may not fully reflect the events that occur after their close but before the close of the NYSE. If market quotations are not readily available or do not accurately reflect fair value, or the value of a security has been materially affected by events occurring after the close of the market on which the security is principally traded (such as for foreign securities), a fund may value its assets by a method the trustees believe accurately reflects their fair value. The trustees have adopted fair value pricing procedures for determining the fair value of particular securities. A fund that uses fair value to price securities may value those securities higher or lower than another fund that uses market quotations or official closing prices.


Dividends and distributions

The fund intends to distribute all or substantially all of its net investment income and realized capital gains, if any, for each taxable year. The fund declares and distributes dividends from net investment income semi-annually and distributes net capital gains, if any, annually. All dividends and capital gains are reinvested in shares of the fund that paid them unless the shareholder elects to receive them in cash. Dividends and distributions are taxable, whether you take payment in cash or reinvest them to buy additional fund shares.

                                             Mellon Equity Large Cap Growth Fund

Fund Details
--------------------------------------------------------------------------------

Tools used to combat short-term trading and excessive exchange activity

While the Mellon Institutional Funds family of funds provides its shareholders with daily liquidity, its investment programs are designed to serve long-term investors. The funds discourage short-term trading and excessive exchange activity in fund shares, as these activities may hurt the long-term performance of certain funds by requiring them to incur transactions costs, maintain an excessive amount of cash or liquidate portfolio holdings at a disadvantageous time. The funds do not have arrangements to accommodate investors who wish to engage in these activities. Although there is no generally applied standard in the marketplace as to what level of trading activity is excessive, we may consider trading in the funds' shares to be excessive if:

o You sell shares within a short period of time after the shares were purchased;
o  You make two or more purchases and redemptions within a short period of time;
o You enter into a series of transactions that is indicative of a timing pattern or strategy; or
o We reasonably believe that you have engaged in such practices in connection with other mutual funds.

The Board of Trustees of the Mellon Institutional Funds has adopted policies and procedures designed to discourage short-term trading and excessive exchange activity in the Funds. These include policies and procedures relating to:

o  trade activity monitoring;
o  exchange guidelines;
o  redemption fee on certain trades in the funds; and
o  use of fair value pricing.

Each of these tools used by the funds to combat short-term trading and excessive exchange activity is described in more detail below.

Trade activity monitoring

The Mellon Institutional Funds monitor selected trades in an effort to detect short-term trading and excessive exchange activity in the funds. If, as a result of this monitoring, the Mellon Institutional Funds determine that a shareholder has engaged in short-term trading or excessive exchange activities, we will ask the shareholder to stop such activities and refuse to process further purchases or exchanges in the shareholder's accounts. In making such judgments, the Mellon Institutional Funds seek to act in a manner that we believe is consistent with the best interests of shareholders.

Exchange guidelines

As discussed further under "Investment and Account Information -- How to exchange shares," you may make up to four exchanges out of the same fund in any twelve-month period. If you effect four exchanges out of the same fund during any consecutive twelve-month period, the Mellon Institutional Funds will reject any additional purchase or exchange orders with respect to that fund until such time as you are again entitled to effect an exchange under this policy. Multiple exchanges out of the same fund that occur in the same day will be considered a single exchange. An exchange is the movement out of (redemption) one fund and into (purchase) another fund. See "Investment and Account Information -- How to exchange shares" for more information.

Redemption fee

Pursuant to a policy adopted by the Board of Trustees, you will be charged a 2% redemption fee if you redeem, including by exchange, shares of a fund within 30 days of purchase (7 days for the Intermediate Tax Exempt Bond, Enhanced Yield and Opportunistic High Yield Bond Funds). See "Investment and Account Information -- Redemption Fee" for more information.

Fair value pricing

The trading hours for most foreign securities end prior to the close of the New York Stock Exchange, the time a fund's net asset values are calculated. The occurrence of certain events after the close of foreign markets, but prior to the close of the U.S. market (such as a significant change in the U.S. market) often will result in an adjustment to the trading prices of foreign securities when foreign markets open on the following business day. If such events occur, a fund may value foreign securities at fair value, taking into account such events, when it calculates its net asset value. Fair value determinations are made in good faith in accordance with procedures adopted by the Board of Trustees. See "Investment and Account Information -- Valuation of Shares" for more information.

Fair value pricing results in an estimated price and may reduce the possibility that short-term traders could take advantage of potentially "stale" prices of portfolio holdings. However, it cannot eliminate the possibility of short-term trading and excessive exchange activities.

Limitations on the effectiveness of these tools

Although these tools are designed to discourage short-term trading and excessive exchange activity, you should understand that none of these tools alone nor all of them taken together, can eliminate the possibility that such activity in the funds will occur. For example, the ability of a fund to monitor trades or exchanges by, and or to assess a redemption fee on, the underlying shareholders of omnibus accounts maintained by brokers, retirement plan accounts and approved fee-based program accounts is severely limited in those instances in which the broker, retirement plan administrator or fee-based program sponsor maintains the underlying shareholder account and may be further limited by systems limitations applicable to these types of accounts. For this reason, these tools cannot eliminate the possibility of short-term trading and excessive exchange activities. Moreover, certain of these tools involve judgments that are inherently subjective. The Mellon Institutional Funds seek to make these judgments to the best of our abilities in a manner that we believe is consistent with shareholder interests.

Mellon Equity Large Cap Growth Fund

--------------------------------------------------------------------------------

Taxes

----------------------------------------------------------------------------------------------------------------
Transactions                                 U.S. Federal Income Tax Status
----------------------------------------------------------------------------------------------------------------
Sales or exchanges of shares.                Usually capital gain or loss. Tax rate depends on how long shares are held.

Distributions of long-term capital gain      Taxable as long-term capital gain.

Distributions of short-term capital gain     Taxable as ordinary income.

Dividends from net investment income         Taxable as either ordinary income or qualified dividend income taxable to individual shareholders at a maximum 15% U.S.
                                             Federal tax rate if so designated by the fund and certain
                                             other conditions are met by the fund and the shareholder,
                                             including holding period requirements.
----------------------------------------------------------------------------------------------------------------

Every January, the fund provides information to its shareholders about the fund's dividends and distributions, which are taxable even if reinvested, and about the shareholders' redemptions during the previous calendar year. Any shareholder who does not provide the fund with a correct taxpayer identification number and required certification may be subject to federal backup withholding tax.

Shareholders should generally avoid investing in the fund shortly before an expected taxable dividend or capital gain distribution. Otherwise, a shareholder may pay taxes on dividends or distributions that are economically equivalent to a partial return of the shareholder's investment.

Shareholders should consult their tax advisers about their own particular tax situations.

---------------------------------------------------------------------------------------------
                                 The fund's service providers
      Principal Underwriter                   Independent Registered Public Accounting Firm
  Mellon Funds Distributor, L.P.                        PricewaterhouseCoopers LLP

  Custodian and Fund Accountant                               Legal Counsel
        Mellon Bank, N.A.                       Wilmer Cutler Pickering Hale and Dorr LLP

          Transfer Agent
      Dreyfus Transfer, Inc.

                                             Mellon Equity Large Cap Growth Fund

                                                    For More
                                                    Information
                                                    --------------------------------------------------------------------------------
                                                    For investors who want more information about Mellon Equity Large Cap Growth
                                                    Fund, the following documents are available free upon request.

                                                    Annual/Semiannual Reports
                   Mellon Equity offers a broad
                   array of investment services     Additional information about the fund's investments is available in the fund's
                       that includes management     annual and semiannual reports to shareholders, as well as the fund's quarterly
                               of 128 accounts.     reports filed with the Securities and Exchange Commission. The fund's annual report contains a discussion of the market conditions and investment strategies that significantly affected the fund's performance during its last fiscal year.

                                                    Statement of Additional Information (SAI)

                                                    The SAI provides more detailed information about the fund and is incorporated into this prospectus by reference.

                                                    Investors can get free copies of reports and the SAI, request other information and discuss their questions about the fund by contacting the fund at:

                                                    Mellon Institutional Funds
                                                    P.O. Box 8585
                                                    Boston, MA 02266-8585

                                                    Telephone: 1.800.221.4795

                                                    Email:
                                                    mifunds@mellon.com

                                                    Internet:
                                                    http://www.melloninstitutionalfunds.com

                                                    Investors can review the fund's reports and SAI at the Public Reference Room of the Securities and Exchange Commission. Call 202.942.8090 for hours of operation. Investors can get text-only copies.

                                                    o For a fee, by writing the Public Reference Room of the Commission, Washington,
                                                      D.C. 20549-6009

                                                    o For a fee, by sending an email or electronic request to the Public Reference
                                                      Room of the Commission at publicinfo@sec.gov

                                                    o Free from the Commission's Internet website at http://www.sec.gov





                                              [LOGO] Mellon
                                                     --------------------------
                                                     Mellon Institutional Funds

                                                          ONE BOSTON PLACE

                                                        BOSTON, MA 02108-4408

                                                            800.221.4795                                      Investment Company Act
                                                                                                              File Number (811-4813)
                                                  WWW.MELLONINSTITUTIONALFUNDS.COM

Mellon Equity Large Cap Growth Fund

                                               [LOGO] Mellon
                                                      --------------------------
                                                      Mellon Institutional Funds


Prospectus
--------------------------------------------------------------------------------

December 21, 2005                       Mellon Institutional Market Neutral Fund



                                        The Securities and Exchange Commission
                                        has not approved or disapproved these
                                        securities or determined whether this
                                        prospectus is accurate or complete. Any
                                        statement to the contrary is a crime.

Contents
--------------------------------------------------------------------------------

           Risk/Return Summary ...........................................     3
               Who may want to invest ....................................     3
               Mutual fund risks .........................................     3
               Market Neutral Fund .......................................     4
           The Fund's Investments and Related Risks ......................     7
               Additional information about the fund's
               principal investments .....................................     7
               Additional investment policies ............................     7
           The Investment Adviser ........................................     8
               About Franklin Portfolio ..................................     8
               Fund manager ..............................................     9
               Advisory services and fees ................................     9
           Investment and Account Information ............................    10
               How to purchase shares ....................................    10
               How to exchange shares ....................................    11
               How to redeem shares ......................................    11
               Redemption fee ............................................    12
               Administrative service fee ................................    12
               Transaction and account policies ..........................    13
               Household delivery of fund documents ......................    13
               Valuation of shares .......................................    13
               Dividends and distributions ...............................    13
           Fund Details ..................................................    14
               Tools used to combat short-term trading and
               excessive exchange activity ...............................    14
               Taxes .....................................................    15
               The fund's service providers ..............................    15
           For More Information ..........................................    16


Mellon Institutional Market Neutral Fund

Risk/Return Summary
--------------------------------------------------------------------------------

Franklin Portfolio Associates, LLC                    Franklin Portfolio manages
(Franklin Portfolio) manages the fund.                  more than $33 billion of
Franklin Portfolio believes that employing           assets for a broad range of
disciplined investment strategies based on        clients in the U.S. and abroad
fundamental concepts, which are                         as of November 30, 2005.
quantitatively implemented, provides the best opportunity to add value by obtaining positive returns while maintaining an acceptable level of risk.


Who may want to invest

Market Neutral Fund may be appropriate                 A description of the fund
for investors:                                       begins on the next page and
                                                       includes more information
o    Who are seeking long-term capital                      about the fund's key
     appreciation but want to minimize their         investments and strategies,
     exposure to general stock market risk.              principal risk factors
                                                                   and expenses.
o    Who do not need stable income and are
     willing to tolerate more risk than fixed income investments.


Mutual fund risks

An investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal
Deposit Insurance Corporation or any other government agency.


                                        Mellon Institutional Market Neutral Fund

Risk/Return Summary
--------------------------------------------------------------------------------

                          --------------------------------------------------------------------------------
                                                       Market Neutral Fund
                          --------------------------------------------------------------------------------
   Investment Objective   Investment returns exceeding the 3-month U.S. Treasury Bill from a broadly diversified portfolio of U.S. stocks while neutralizing the general risks associated with stock market investing.
                          --------------------------------------------------------------------------------

    Key investments and   Franklin Portfolio seeks to construct for the fund a diversified portfolio that
             strategies   has limited exposure to the U.S. equity general market risk and near neutral exposure to specific industries, sectors and capitalization ranges. To do this, the adviser will seek to hold individual equity securities both long and short in approximately equal dollar amounts, so that the general stock market, industry or sector exposures affecting the securities held long and short will substantially offset each other. If this strategy is successful, the result will be a "market-neutral" portfolio the returns of which tend to be driven primarily by the adviser's stock selection rather than by the effects of broader market conditions. Under normal circumstances, the fund will invest at least 80% of its net assets (including, for this purpose, any borrowings for investment purposes)
                          in equity securities.
                          --------------------------------------------------------------------------------
        How investments   It is currently expected that the long and short positions of the fund will
           are selected   consist primarily of large-capitalization and medium-capitalization U.S. equity securities listed on the New York, American, and NASDAQ exchanges. The fund may also take long and short positions in securities of non-U.S.-domiciled companies if they are denominated in U.S. dollars and traded on a U.S. exchange, either directly or through ADRs or similar securities. As discussed below, the fund will also hold cash and cash equivalents to a limited degree to provide collateral for its short positions.

                          Franklin Portfolio seeks to identify and buy for the fund's long portfolio securities it believes are undervalued relative to their peers or which demonstrate attractive momentum and growth characteristics. Conversely, when
                          Franklin Portfolio believes that a security is overvalued relative to its peers or has negative growth prospects, it may seek to borrow the security from a third party in order to sell it short at the then-current market price. By taking approximately equal long and short positions in different stocks in the same industry and sector, the adviser attempts to design a portfolio the long and short positions of which will generally offset each other in the aggregate in terms of sources of systematic risk. These sources include beta, sector and industry exposures, capitalization, and volatility.

                          Individual securities will be determined to be candidates for the long or short sub-portfolios primarily by using proprietary quantitative selection models developed by Franklin Portfolio. These models put a balanced emphasis on value characteristics and momentum-and-growth characteristics.

                          Due to the continuous changes in the prices of the short positions and long positions, the market value of the short positions and long positions will not always be exactly equal. For example, if the fund is successful, its long positions will increase in value while the short positions decrease in value, thus reducing the market neutrality of the fund. It is the intention of the adviser to take action every week to rebalance the long and short positions to maintain a market neutral exposure, in addition, the adviser shall take action to rebalance the portfolio when the imbalance reaches proprietary thresholds, pre-established by the adviser. This can be done by adding or eliminating short or long positions depending on the rebalancing needs.

                          The fund may achieve a positive return if either the value of securities in the fund's long portfolio increase more than the securities underlying its short positions, or the value of securities in the fund's long portfolio decreases less than the securities underlying its short positions, each taken as a whole.
                          Conversely, that the fund will incur losses if either the securities underlying its short positions increase in value more than the securities in its long portfolio, or the securities underlying its short positions decrease in value less than the securities in its long portfolio. Franklin Portfolio will determine the size of each long or short position by attempting to balance the competing concerns of the relative attractiveness (from a long or short perspective) of each position with its impact on the risk characteristics of the overall portfolio.
                          --------------------------------------------------------------------------------

     Principal risks of   Although Franklin Portfolio attempts to achieve returns for the fund's
  investing in the fund   shareholders that exceed the return of the 3-month U.S. Treasury Bill, an investment in the fund is significantly different from, and involves greater risks than, an investment in 3-month U.S. Treasury Bills. This is because, among other things, U.S. Treasury Bills are backed by the full faith and credit of the
                          U.S. Government, U.S. Treasury Bills have a fixed rate of return, investors in
                          U.S. Treasury Bills do not risk losing their investment, and an investment in the fund is more volatile than an investment in U.S. Treasury Bills. Investors could lose money on their investments in the fund or the fund could perform less well than other possible investments if any of the following occurs:

                          o  The fund's long positions decline in value to a degree that is not offset by decreases in the value of the securities sold short, or, conversely, the value of the securities sold short increases to a degree that is not offset by appreciation in the value of securities in the long portfolio.

                          o  The combination of securities held long and sold short fail to protect the fund from overall stock market risk and other systemic risks as anticipated by the adviser.


Mellon Institutional Market Neutral Fund

--------------------------------------------------------------------------------

                           o  The adviser's judgment about the attractiveness, relative value or potential appreciation of a particular sector, security or hedging strategy proves to be incorrect. Because the fund's returns are expected to be driven primarily by Franklin Portfolio's stock selection (both long and short), rather than general equity market movements, if Franklin
                              Portfolio's judgment about individual stocks proves to be incorrect, the fund could incur losses even during periods when the overall movement in stock prices are positive. Also, because Franklin Portfolio could make incorrect judgments about both the long and the short positions of the fund, the fund's potential losses may exceed those of conventional stock mutual funds that hold only long portfolios.

       Short Sales Risk    Franklin Portfolio will sell a security short for the fund by borrowing it from a third party and selling it at the then-current market price. The fund is then obligated to buy the security on a later date in order to return the security to the lender. Short sales, therefore, involve the risk that the fund will incur a loss by subsequently having to buy a security at a higher price than the price at which the fund previously sold the security short. Moreover, because a fund's loss on a short sale would arise from increases in the value of the security sold short, the extent of such loss, like the potential increase in the price of the security sold short, is theoretically unlimited. By contrast, a fund's risk of loss on a long position arises from the possible decrease in the value of the security and therefore is limited by the fact that a security's value cannot drop below zero. The fund may be required to pay a fee to borrow a security sold short and pay over to the lender any payments received from the security borrowed.

Impact of High Portfolio   The fund may engage in active and frequent trading to achieve its principal
                Turnover   investment strategies. The annual portfolio turnover of each of the long and short sub-portfolios will generally be between 100% and 200%. This may lead to the realization and distribution to shareholders of higher capital gains, which would increase their tax liability. Frequent trading also increases transaction costs, which could detract from the fund's performance.

             Derivatives   The fund, at times, may invest in derivative contracts for any of the following purposes:

                           o  To hedge against adverse changes in the market value of securities held by or to be bought for the fund by changing interest rates or currency exchange rates.

                           o  As a substitute for purchasing or selling securities

                           o  To enhance the fund's potential gain in non-hedging situations.

                           A derivative contract will obligate or entitle the fund to deliver or receive an asset or a cash payment that is based on the change in value of a designated security, currency or index. Even a small investment in derivative contracts can have a big impact on a portfolio's interest rate or currency exposure.
                           Therefore, using derivatives can disproportionately increase portfolio losses and reduce opportunities for gains when interest rates or currency rates are changing. The fund may not fully benefit from or may lose money on derivatives if changes in their value do not correspond accurately to changes in the value of the fund's portfolio holdings.

                           Counterparties to OTC derivative contracts present the same types of credit risk as issuers of fixed income securities. OTC derivatives can also make a fund's portfolio less liquid and harder to value, especially in volatile markets.


                                        Mellon Institutional Market Neutral Fund

Risk/Return Summary
--------------------------------------------------------------------------------

       Total return   The fund commenced operations on December 21, 2005.
        performance   Because the fund does not have a full year of operations
                      it does not disclose any performance history in the
                      prospectus. The fund's past performance does not
                      necessarily indicate how the fund will perform in the
                      future. The fund's shares, when redeemed, may be worth
                      more or less than their initial cost.
--------------------------------------------------------------------------------

Fees and expenses of the fund

This table describes the fees and expenses you may pay if you buy and hold shares of the fund.

Based on estimates for the fiscal year ending 9/30/06

Shareholder fees                                                 None
(fees paid directly from your investment)
Redemption fee(1)                                               2.00%
(as a percentage of total redemption proceeds)
Annual fund operating expenses(2)
(expenses that are deducted from fund assets)
  Management fees                                               1.00%
  Distribution (12b-1) fees                                      None
  Other expenses(3)
     Dividends on Short Sales                      2.00%
     Remainder of Other Expenses                   2.25%
       Total Other Expenses                                     4.25%
  Total annual fund operating expenses                          5.25%

--------------------------------------------------------------------------------
(1)A redemption fee applies to any shares redeemed (either by selling or exchanging to another fund) within 30 days of purchase, except those shares acquired through the categories of transactions described under the "Investment and Account information" section of this prospectus.
(2)Because Franklin Portfolio has agreed to cap the fund's operating expenses (excluding Dividends on Short Sales), the fund's actual expenses are estimated to be:

   Management fees                                 0.00%
   Other expenses
    Dividends on Short Sales                       2.00%
    Remainder of Other Expenses                    1.25%
        Total Other Expenses                       3.25%
   Total annual fund operating expenses            3.25%

This cap may be changed or eliminated at any time.
(3)Estimated for the current fiscal year.

Expense example

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that:
o You invest $10,000 in the fund for the time periods indicated;
o You redeem at the end of each period;
o Your investment has a 5% return each year; and
o The fund's operating expenses have not been capped and remain constant.

Although your actual costs may be higher or lower, under these assumptions your costs would be:

                             After      After
                             1 Year    3 Years
                             $  524    $1,569


Mellon Institutional Market Neutral Fund

The Fund's Investments and Related Risks
--------------------------------------------------------------------------------

Additional information about the fund's principal investments

Maximum Portfolio Positions. No purchase or short sale of any individual equity security will be made if it causes the position to exceed 5% of the total net assets of the portfolio, at the time of purchase or short sale.

Number of Equity Holdings. Under normal circumstances, the fund will hold between 100 and 150 long positions and 100 to 150 short positions.

Additional investment policies

Defensive investing. The fund may depart from its principal investment strategies in response to adverse market, economic or political conditions by taking temporary defensive positions in all types of money market and short-term debt securities. If the fund takes a temporary defensive position, it may be unable for a time to achieve its investment objective.

Portfolio holdings. A description of the fund's policies and procedures with respect to the disclosure of the fund's portfolio securities is available in the fund's statement of additional information and on the fund's website at www.melloninstitutionalfunds.com.

Investment objective. The fund's investment objective may be changed by the fund's trustees without shareholder approval. The fund's key investment strategy of investing at least 80% of net assets in a particular type of security may not be changed unless the fund provides 60 days advance notice to its shareholders.


                                        Mellon Institutional Market Neutral Fund

The Investment Adviser
--------------------------------------------------------------------------------

                                About Franklin Portfolio
    Franklin Portfolio offers   Franklin Portfolio was founded in 1982. The firm is organized as a
  a broad array of investment   Massachusetts limited liability company. Franklin Portfolio manages more than
        services that include   $33 billion in assets as of November 30, 2005, on behalf of institutional
 management of 113 portfolios   clients including corporate pension plans, public pension plans, Taft-Hartley
for 81 clients as of November   pension plans, endowments/foundations as well as serving as sub-advisor for
                    30, 2005.   mutual funds. Franklin Portfolio is the adviser to the fund.

                                Franklin Portfolio is an indirect wholly-owned subsidiary of Mellon Financial
                                Corporation. Mellon is a global financial services company with approximately
                                $4 trillion of assets under management, administration or custody, including approximately $766 billion under management as of September 30, 2005. Mellon provides wealth management, global investment services and a comprehensive array of banking services for individuals, businesses and institutions.


                               Investment Adviser


                       Franklin Portfolio Associates, LLC
                          One Boston Place, 29th Floor
                                Boston, MA 02108


Mellon Institutional Market Neutral Fund

--------------------------------------------------------------------------------

Fund manager

--------------------------------------------------------------------------------
 Fund manager           Positions during past five years
--------------------------------------------------------------------------------
 Michael F. Dunn, CFA   Michael is a Senior Vice President and Senior
                        Portfolio Manager at Franklin Portfolio. He has served
                        as a portfolio manager of the fund since its inception
                        in December of 2005. Michael received a B.S. in
                        Mathematics and Linguistics from Yale University, and
                        earned his CFA charter in 1994. Prior to joining
                        Franklin Portfolio in 1999, Michael was responsible
                        for quantitative R&D and "hybrid" portfolio
                        management, including market-neutral strategies, at
                        Wellington Management Company in Boston. He previously
                        ran index and active portfolios and performed
                        quantitative research at the IBM Retirement Fund and
                        prior to that at Mellon Capital Management. Michael is
                        a member of the Chicago Quantitative Alliance and the
                        Boston Security Analyst Society.
--------------------------------------------------------------------------------

The Statement of Additional Information includes additional information about the portfolio manager, including information about his compensation, accounts he manages other than the fund and his ownership, if any, in the shares of the fund.

Advisory services and fees

Franklin Portfolio provides the fund with portfolio management and investment research services. The adviser places orders to buy and sell the fund's portfolio securities and manages the fund's business affairs. The adviser is entitled to an advisory fee for these services as set forth in the table below. The adviser has agreed to limit the fund's total annual operating expenses (excluding dividends on short sales, brokerage commissions, taxes and extraordinary expenses). This agreement is temporary and may be terminated or changed at any time.

--------------------------------------------------------------------------------
                              Annual Advisory Fee Rate
                 (as a percentage of the fund's average net assets)
     Contractual advisory fee*                 Current expense limitation*
--------------------------------------------------------------------------------
               1.00%                                       1.25%
--------------------------------------------------------------------------------

*Current expense limitation (excluding dividends on short sales), also shown as a percentage of the fund's average net assets, represents a voluntary cap on the fund's total expenses. If the actual advisory fee rate is less than the contractual advisory fee rate, the cap would be triggered and advisory fees would be waived by Franklin Portfolio.


                                        Mellon Institutional Market Neutral Fund

Investment and Account Information
--------------------------------------------------------------------------------

       How to purchase    Minimum initial investment: $100,000
                shares
                          Minimum subsequent investment: $5,000

                          Minimum investments may be waived by the distributor for investors in omnibus accounts and clients and employees of Franklin Portfolio and its investment advisory affiliates and their immediate family members.

                          All orders to purchase shares received in good form by the distributor or its agent before the close of regular trading on the New York Stock Exchange will be executed at that day's share price. Orders received after that time will be executed at the next business day's price. All orders must be in good form and accompanied by payment. The fund reserves the right to reject purchase orders or to stop offering its shares without notice to shareholders.

              By Check    --------------------------------------------------------------------------------
    Opening an account    o  Send a check to the distributor payable to Mellon Institutional Funds with the completed original account application.

  Adding to an account    o  Send a check to the distributor payable to Mellon Institutional Funds and a letter of instruction with the account name and number and effective date of the request.

                          o  Payment must be made in U.S. dollars and drawn on a U.S. bank. The fund does not accept third-party checks, travelers' checks, credit card checks or money orders.

               By wire    --------------------------------------------------------------------------------
    Opening an account    o  Send the completed original account application to the distributor.

                          o  Call the distributor to obtain an account number.

                          o  Instruct your bank to wire the purchase amount to Mellon Bank, N.A. (see below).

  Adding to an account    o  Call the distributor. Instruct your bank to wire the amount of the additional investment to Mellon Bank, N.A. (see below).

                By fax    --------------------------------------------------------------------------------
    Opening an account    o  Fax the completed account application to 781-796-2864.

                          o  Mail the original account application to the distributor.

                          o  Follow the instructions for opening an account by wire.

  Adding to an account    o  Fax a letter of instruction to 781-796-2864 with the account name and number and effective date of the request.

                          o  Call the distributor. Instruct your bank to wire the amount of the additional investment to Mellon Bank, N.A.

   Through a financial    --------------------------------------------------------------------------------
          intermediary    o  Contact your financial intermediary. Financial intermediaries acting on an
     Opening or adding       investor's behalf are responsible for transmitting orders to the distributor
         to an account       or its agent by the specified deadline.
                          --------------------------------------------------------------------------------

                          The distributor's address is:          Wire instructions:
                          Mellon Funds Distributor, L.P.         Mellon Bank, N.A.
                          P.O. Box 8585                          Boston, MA
                          Boston, Massachusetts 02266-8585       ABA#: 011 001 234
                          Tel: 1-800-221-4795                    Account #: 56-5849
                          Fax: 781-796-2864                      Fund name:
                          Email: mifunds@mellon.com              Investor account #:


Mellon Institutional Market Neutral Fund

--------------------------------------------------------------------------------

      How to exchange     You may exchange shares of the fund for shares of any other fund in the Mellon
               shares     Institutional Funds family of funds, if the registration of both accounts is identical. Shares of the fund exchanged within 30 days of purchase (7 days for the Intermediate Tax Exempt Bond, Enhanced Yield and Opportunistic High Yield
                          Bond Funds) may be subject to a redemption fee. See page 12 for more information. A fund may refuse any exchange order and may modify or terminate its exchange privilege affecting all shareholders on 60 days' notice. Because excessive account transactions can disrupt the management of a fund and increase fund costs for all shareholders, Franklin Portfolio may temporarily or permanently terminate the exchange privilege of any investor who makes more than four exchanges out of the same fund during any consecutive 12-month period.
                          Multiple exchanges out of the same fund that occur in the same day will be considered one exchange. Accounts under common ownership or control will be counted together for purposes of the four exchange limit.

                          Exchange requests will not be honored until the distributor receives payment for the exchanged shares (up to 3 business days). An exchange involves a taxable redemption of shares surrendered in the exchange.
                          ---------------------------------------------------------------------------------
              By mail     o  Send a letter of instruction to the distributor signed by each registered account owner.

                          o  Provide the name of the current fund, the fund to exchange into and dollar amount to be exchanged.

                          o  Provide both account numbers.

                          o  Signature guarantees may be required (see below).
                          ---------------------------------------------------------------------------------
         By telephone     o  If the account has telephone privileges, call the distributor.

                          o  Provide the name of the current fund, the fund to exchange into and dollar amount to be exchanged.

                          o  Provide both account numbers.

                          o  The distributor may ask for identification and all telephone transactions may be recorded.
                          ---------------------------------------------------------------------------------
 How to redeem shares     All orders to redeem shares received by the distributor or its agent before the close of regular trading on the New York Stock Exchange will be executed at that day's share price. Orders received after that time will be executed at the next business day's price. All redemption orders must be in good form. The fund has the right to suspend redemptions of shares and to postpone payment of proceeds for up to seven days, as permitted by law. Shares of the fund redeemed within 30 days of purchase (7 days for the Intermediate Tax Exempt Bond, Enhanced Yield and Opportunistic High Yield Bond Funds) may be subject to a redemption fee. See page 12 for more information.
                          ---------------------------------------------------------------------------------
              By mail     o  Send a letter of instruction to the distributor signed by each registered account owner.

                          o  State the name of the fund and number of shares or dollar amount to be sold.

                          o  Provide the account number.

                          o  Signature guarantees may be required (see below).
                          ---------------------------------------------------------------------------------
         By telephone     o  If the account has telephone privileges, call the distributor.

    For check or wire     o  Proceeds will be mailed by check payable to the shareholder of record to the address, or wired to the bank as directed, on the account application.

                          o  The distributor may ask for identification and all telephone transactions may be recorded.
                          ---------------------------------------------------------------------------------
               By fax     o  Fax the request to the distributor at 781-796-2864.

                          o  Include your name, the name of the fund and the number of shares or dollar amount to be sold.

                          o  Proceeds will be mailed by check payable to the shareholder of record to the address, or wired to the bank as directed, on the account application.
                          ---------------------------------------------------------------------------------
  Through a financial     o  Contact your financial intermediary. Financial intermediaries acting on an
         intermediary        investor's behalf are responsible for transmitting orders to the distributor or its agent by the specified deadline.


                                        Mellon Institutional Market Neutral Fund

Investment and Account Information
--------------------------------------------------------------------------------

             Good form    Good form means that you have provided the following information with your request: name of fund; account number (if an existing account); dollar amount or number of shares to be purchased (or exchanged or redeemed); and the signature of each owner exactly as the account is registered in the case of a redemption request. Good form also means that there are no outstanding claims against your account or transaction limitations on your account. Also, a signature guarantee may be required with certain requests.
                          ---------------------------------------------------------------------------------
        Redemption fee    Short-term trading and excessive exchange activity in certain types of funds may interfere with portfolio management and have an adverse effect on the fund and its shareholders. Each fund in the Mellon Institutional Funds family of funds imposes a redemption fee of 2.00% of the total redemption amount (calculated at net asset value) if you sell or exchange your shares after holding them for less than 30 days (7 days for the Intermediate Tax Exempt Bond, Enhanced Yield and
                          Opportunistic High Yield Bond Funds). The redemption fee is paid directly to the fund, and is designed to offset brokerage commissions, market impact, and other costs associated with short-term trading. For purposes of determining whether the redemption fee applies, the shares that were held the longest will be redeemed first.

                          The redemption fee does not apply to shares that were acquired through reinvestment of dividends or capital gains distributions, or to redemptions or exchanges by the following categories of transactions:

                          Certain Retirement Account Activity:

                          o  Shares redeemed as a result of a retirement plan sponsor decision (e.g.
                             retirement plan-wide re-allocations or termination).

                          o  Retirement account redemptions as a result of minimum required distributions and returns of excess contributions.

                          o  Shares redeemed as part of a retirement plan participant-directed distribution including, but not limited to: death distributions, loan withdrawals and Qualified Domestic Relations Orders ("QDROs").

                          Non-shareholder Directed Activity:

                          o  Shares redeemed through an automatic, nondiscretionary rebalancing or asset re-allocation program, or via a systematic withdrawal plan.

                          Other Activity:

                          o  Redemptions of $2,500 or less.

                          o  Rollovers, transfers and changes of account registration within a fund
                             (provided the monies do not leave the fund), and redemptions in kind.

                          o  Transactions that are not motivated by short-term trading considerations, which have received prior approval by the Mellon Institutional Fund's Chief
                             Compliance Officer.

                          The funds may assess redemption fees in any of these types of transactions if, in the opinion of the fund, the transaction is intended to circumvent the redemption fee policy.

                          While the funds seek to apply its redemption fee policy to all accounts, a fund may not be able to apply the policy to accounts which are maintained by some financial intermediaries ("Omnibus Accounts") because of the difficulty in identifying the individual investor transactions or the difficulty in identifying the investor responsible for a particular transaction even if the transaction itself is identified. To the extent a fund is able to identify excessive short-term trading in Omnibus Accounts, the fund will seek the cooperation of the intermediary to enforce the Mellon Institutional Funds'
                          redemption fee policy.
                          ---------------------------------------------------------------------------------
Administrative service    The fund pays administrative service fees. These fees are paid to affiliated or
                   fee    unaffiliated retirement plans, Omnibus Accounts and platform administrators and other entities ("Plan Administrators") that provide record keeping and/or other administrative support services to accounts, retirement plans and their participants. As compensation for such services, the fund may pay each Plan
                          Administrator a service fee in an amount of up to 0.15% (on an annualized basis)
                          of the fund's average daily net assets attributable to fund shares that are held in accounts serviced by such Plan Administrator.
                          ---------------------------------------------------------------------------------
            Additional    The adviser or its affiliates may pay additional compensation from their own
          compensation    resources to Plan Administrators and other entities for administrative services, as well as in consideration of marketing or other distribution-related services relating to the Mellon Institutional Funds. These payments may provide an incentive for these entities to actively promote the Mellon Institutional Funds above or cooperate with the distributor's promotional efforts.


Mellon Institutional Market Neutral Fund

--------------------------------------------------------------------------------

Transaction and account policies

Accounts with low balances. If an account falls below $50,000 as a result of redemptions (and not because of performance), the distributor may ask the investor to increase the size of the account to $50,000 within 30 days. If the investor does not increase the account to $50,000 the distributor may redeem the account at net asset value and remit the proceeds to the investor.

In-kind purchases and redemptions. Securities you own may be used to purchase shares of the fund. The adviser will determine if the securities are consistent with the fund's objective and policies. If accepted, the securities will be valued the same way the fund values securities it already owns. A fund may make payment for redeemed shares wholly or in part by giving the investor portfolio securities. The redeeming shareholder will pay transaction costs to dispose of these securities and such transactions generally are treated as taxable sales of the securities you exchange for federal tax purposes.

Signature guarantees. A signature guarantee may be required for any written request to sell or exchange shares, or to change account information for telephone transactions.

The distributor will accept signature guarantees from:

o  members of the STAMP program or the Exchange's Medallion Signature Program

o  a broker or securities dealer

o  a federal savings, cooperative or other type of bank

o  a savings and loan or other thrift institution

o  a credit union

o  a securities exchange or clearing agency

A notary public cannot provide a signature guarantee.

Household delivery of fund documents
With your consent, a single prospectus and shareholder report may be sent to your residence for you and any other member of your household who has an account with the fund. If you wish to revoke your consent to this practice, you may do so by contacting Mellon Institutional Funds, either orally or in writing at the telephone number or address for the fund listed on the back cover of this prospectus. Mellon Institutional Funds will begin mailing prospectuses and shareholder reports to you within 30 days after receiving your revocation.

Valuation of shares
The fund offers its shares at the NAV per share of the fund next calculated after an order is placed and received in good order by the fund's distributor or its agent. See, "How to purchase shares" on page 10. The fund calculates its NAV once daily as of the close of regular trading on the New York Stock Exchange (NYSE) -- generally at 4:00 p.m., New York time -- on each day the NYSE is open. The fund's NAV will not be calculated on the days on which the NYSE is closed for trading, such as on national holidays. If the NYSE closes early, the fund accelerates calculation of NAV and transaction deadlines to that time.

The fund values the securities in its portfolio on the basis of market quotations and valuations provided by independent pricing services. Certain short-term securities are valued on the basis of amortized cost. If market quotations are not readily available or do not accurately reflect fair value, or the value of a security has been materially affected by events occurring after the close of the market on which the security is principally traded, a fund may value its assets by a method the trustees believe accurately reflects their fair value. The trustees have adopted fair value pricing procedures for determining the fair value of particular securities. A fund that uses fair value to price securities may value those securities higher or lower than another fund that uses market quotations or official closing prices.

Dividends and distributions
The fund intends to distribute all or substantially all of its net investment income and realized capital gains, if any, for each taxable year. The fund declares and distributes dividends from net investment income and distributes net capital gains, if any, annually. All dividends and capital gains are reinvested in shares of the fund that paid them unless the shareholder elects to receive them in cash. Dividends and distributions are taxable whether you take payment in cash or reinvest them to buy additional shares.


                                        Mellon Institutional Market Neutral Fund

Fund Details
--------------------------------------------------------------------------------

Tools used to combat short-term trading
and excessive exchange activity

While the Mellon Institutional Funds family of funds provides its shareholders with daily liquidity, its investment programs are designed to serve long-term investors. The funds discourage short-term trading and excessive exchange activity in fund shares, as these activities may hurt the long-term performance of certain funds by requiring them to incur transactions costs, maintain an excessive amount of cash or liquidate portfolio holdings at a disadvantageous time. The funds do not have arrangements to accommodate investors who wish to engage in these activities. Although there is no generally applied standard in the marketplace as to what level of trading activity is excessive, we may consider trading in the funds' shares to be excessive if:

o You sell shares within a short period of time after the shares were purchased;
o  You make two or more purchases and redemptions within a short period of time;
o You enter into a series of transactions that is indicative of a timing pattern or strategy; or
o We reasonably believe that you have engaged in such practices in connection with other mutual funds.

The Board of Trustees of the Mellon Institutional Funds has adopted policies and procedures designed to discourage short-term trading and excessive exchange activity in the Funds. These include policies and procedures relating to:

o  trade activity monitoring;
o  exchange guidelines;
o  redemption fee on certain trades in the funds; and
o  use of fair value pricing.

Each of these tools used by the funds to combat short-term trading and excessive exchange activity is described in more detail below.

Trade activity monitoring

The Mellon Institutional Funds monitor selected trades in an effort to detect short-term trading and excessive exchange activity in the funds. If, as a result of this monitoring, the Mellon Institutional Funds determine that a shareholder has engaged in short-term trading or excessive exchange activities, we will ask the shareholder to stop such activities and refuse to process further purchases or exchanges in the shareholder's accounts. In making such judgments, the Mellon Institutional Funds seek to act in a manner that we believe is consistent with the best interests of shareholders.

Exchange guidelines

As discussed further under "Investment and Account Information -- How to exchange shares," you may make up to four exchanges out of the same fund in any twelve-month period. If you effect four exchanges out of the same fund during any consecutive twelve-month period, the Mellon Institutional Funds will reject any additional purchase or exchange orders with respect to that fund until such time as you are again entitled to effect an exchange under this policy. Multiple exchanges out of the same fund that occur in the same day will be considered a single exchange. An exchange is the movement out of (redemption) one fund and into (purchase) another fund. See "Investment and Account Information -- How to exchange shares" for more information.

Redemption fee

Pursuant to a policy adopted by the Board of Trustees, you will be charged a 2% redemption fee if you redeem, including by exchange, shares of a fund within 30 days of purchase (7 days for the Intermediate Tax Exempt Bond, Enhanced Yield and Opportunistic High Yield Bond Funds). See "Investment and Account Information -- Redemption Fee" for more information.

Fair value pricing

The trading hours for most foreign securities end prior to the close of the New York Stock Exchange, the time a fund's net asset values are calculated. The occurrence of certain events after the close of foreign markets, but prior to the close of the U.S. market (such as a significant change in the U.S. market) often will result in an adjustment to the trading prices of foreign securities when foreign markets open on the following business day. If such events occur, a fund may value foreign securities at fair value, taking into account such events, when it calculates its net asset value. Fair value determinations are made in good faith in accordance with procedures adopted by the Board of Trustees. See "Investment and Account Information -- Valuation of Shares" for more information.

Fair value pricing results in an estimated price and may reduce the possibility that short-term traders could take advantage of potentially "stale" prices of portfolio holdings. However, it cannot eliminate the possibility of short-term trading and excessive exchange activities.

Limitations on the effectiveness of these tools

Although these tools are designed to discourage short-term trading and excessive exchange activity, you should understand that none of these tools alone nor all of them taken together, can eliminate the possibility that such activity in the funds will occur. For example, the ability of a fund to monitor trades or exchanges by, and or to assess a redemption fee on, the underlying shareholders of omnibus accounts maintained by brokers, retirement plan accounts and approved fee-based program accounts is severely limited in those instances in which the broker, retirement plan administrator or fee-based program sponsor maintains the underlying shareholder account and may be further limited by systems limitations applicable to these types of accounts. For this reason, these tools cannot eliminate the possibility of short-term trading and excessive exchange activities. Moreover, certain of these tools involve judgments that are inherently subjective. The Mellon Institutional Funds seek to make these judgments to the best of our abilities in a manner that we believe is consistent with shareholder interests.


Mellon Institutional Market Neutral Fund

--------------------------------------------------------------------------------

Taxes

------------------------------------------------------------------------------------------------------------------------
  Transactions                                U.S. Federal Income Tax Status
------------------------------------------------------------------------------------------------------------------------
  Sales or exchanges of shares.              Usually capital gain or loss. Tax rate depends on how long shares are held.

  Distributions of long-term capital gain    Taxable as long-term capital gain.

  Distributions of short-term capital gain   Taxable as ordinary income.

  Dividends from net investment income       Taxable as either ordinary income or qualified dividend income taxable to individual shareholders at a maximum 15% U.S. Federal tax rate if so designated by the fund and certain other conditions are met by the fund and the shareholder, including holding period requirements

------------------------------------------------------------------------------------------------------------------------

Every January, the fund provides information to its shareholders about the fund's dividends and distributions, which are taxable even if reinvested, and about the shareholders' redemptions during the previous calendar year. Any shareholder who does not provide the fund with a correct taxpayer identification number and required certification may be subject to federal backup withholding tax.

Shareholders should generally avoid investing in the fund shortly before an expected taxable dividend or capital gain distribution. Otherwise, a shareholder may pay taxes on dividends or distributions that are economically equivalent to a partial return of the shareholder's investment.

Shareholders should consult their tax advisers about their own particular tax situations.

------------------------------------------------------------------------------------------------
                           The fund's service providers
            Principal Underwriter            Independent Registered Public Accounting Firm
        Mellon Funds Distributor, L.P.                PricewaterhouseCoopers LLP

        Custodian and Fund Accountant                        Legal Counsel
              Mellon Bank, N.A.                Wilmer Cutler Pickering Hale and Dorr LLP

               Transfer Agent
           Dreyfus Transfer, Inc.


                                        Mellon Institutional Market Neutral Fund

                                   For More
                                   Information
                                   --------------------------------------------------------------------------------
                                   For investors who want more information about Market Neutral Fund, the following documents are available free upon request.

                                   Annual/Semiannual Reports

        Franklin Portfolio is an   Additional information about the fund's investments is available in the fund's
 investment counseling firm that   annual and semiannual reports to shareholders, as well as the fund's quarterly
manages assets for institutional   reports filed with the Securities and Exchange Commission. The fund's annual
     investors as well as mutual   report contains a discussion of the market conditions and investment strategies
funds. Franklin Portfolio offers   that significantly affected the fund's performance during its last fiscal year.
     a broad array of investment
          services that includes
    management of 113 portfolios   Statement of Additional Information (SAI)
            for 81 clients as of
              November 30, 2005.   The SAI provides more detailed information about the fund and is incorporated into this prospectus by reference.

                                   Investors can get free copies of reports and the SAI, request other information and discuss their questions about the fund by contacting the fund at:

                                   Mellon Institutional Funds
                                   P.O. Box 8585
                                   Boston, MA 02266-8585

                                   Telephone: 1.800.221.4795

                                   Email:
                                   mifunds@mellon.com

                                   Internet:
                                   http:// www.melloninstitutionalfunds.com

                                   Investors can review the fund's reports and SAI at the Public Reference Room of the Securities and Exchange Commission. Call 202.942.8090 for hours of operation. Investors can get text-only copies.

                                   o  For a fee, by writing the Public Reference Room of the Commission,
                                      Washington, D.C. 20549-6009

                                   o  For a fee, by sending an email or electronic request to the Public Reference
                                      Room of the Commission at publicinfo@sec.gov

                                   o  Free from the Commission's Internet website at http://www.sec.gov

                     [LOGO] Mellon
                            --------------------------
                            Mellon Institutional Funds

                                ONE BOSTON PLACE

                              BOSTON, MA 02108-4408

                                  800.221.4795

                        WWW.MELLONINSTITUTIONALFUNDS.COM

                                                         Investment Company Act
                                                         File Number (811-4813)


Mellon Institutional Market Neutral Fund

                                               [LOGO] Mellon
                                                      --------------------------
                                                      Mellon Institutional Funds

Prospectus
--------------------------------------------------------------------------------
December 21, 2005                       Newton International Equity Fund


                                        The Securities and Exchange Commission
                                        has not approved or disapproved these
                                        securities or determined whether this
                                        prospectus is accurate or complete. Any
                                        statement to the contrary is a crime.

Contents
--------------------------------------------------------------------------------

                 Risk/Return Summary ..............................     3
                     Who may want to invest .......................     3
                     Mutual fund risks ............................     3
                     Newton International Equity Fund .............     4
                 The Fund's Investments and Related Risks .........     7
                     Additional information about the fund's
                     principal investments ........................     7
                     Additional investment policies ...............     7
                 The Investment Adviser ...........................     9
                     About Newton Capital Management Ltd. .........     9
                     Fund managers ................................    10
                     Advisory services and fees ...................    10
                 Investment and Account Information ...............    11
                     How to purchase shares .......................    11
                     How to exchange shares .......................    12
                     How to redeem shares .........................    12
                     Redemption fee ...............................    13
                     Administrative service fee ...................    13
                     Transaction and account policies .............    14
                     Household delivery of fund documents .........    14
                     Valuation of shares ..........................    14
                     Dividends and distributions ..................    14
                 Fund Details .....................................    15
                     Tools used to combat short-term trading and
                     excessive exchange activity ..................    15
                     Taxes ........................................    16
                     The fund's service providers .................    16
                 For More Information .............................    20

Newton International Equity Fund

Risk/Return Summary
--------------------------------------------------------------------------------

Newton Capital Management Ltd. ("Newton") is the                  Newton Capital
fund's investment adviser. Newton is an active            Management Limited and
investment manager known for its distinct global           its associate, Newton
investment approach, which it applies across all           Investment Management
investments.                                              Limited, together "the
                                                           Newton Group," manage
                                                        more than $46 billion of
Who may want to invest                                  assets for a broad range
                                                          of clients in the U.S.
Newton International Equity Fund may be appropriate             and abroad as of
for investors:                                                 October 31, 2005.

o Seeking to invest over the long term and willing to ride out market swings.

o Who do not need stable income and are willing to     A description of the fund
  tolerate more risk than fixed income                   begins on the next page
  investments.                                                 and includes more
                                                           information about the
o Comfortable with the risks of the stock market fund's key investments and and the risks of investing primarily in foreign strategies, principal risk
  stock and currency markets.                              factors and expenses.

o Seeking to allocate a portion of their assets to foreign stocks.


Mutual fund risks

An investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal
  Deposit Insurance Corporation or any other government agency.

                                                Newton International Equity Fund

Risk/Return Summary
--------------------------------------------------------------------------------

                            --------------------------------------------------------------------------------------------------------
                                                                Newton International Equity Fund
                            --------------------------------------------------------------------------------------------------------
    Investment objective    Long-term growth of capital.
                            --------------------------------------------------------------------------------------------------------

     Key investments and    The fund invests, under normal circumstances, at least 80% of its net assets in common stocks or
              strategies    securities convertible into common stocks (such as convertible preferred stocks, warrants and convertible bonds) of foreign companies and depositary receipts evidencing ownership in such securities.
                            At least 75% of the fund's net assets will be invested in countries represented in the Morgan Stanley
                            Capital International Europe, Australasia and the Far East (MSCI EAFE) Index.
                            --------------------------------------------------------------------------------------------------------
         How investments    Newton is an active investment manager that selects stocks within a global framework. The core of the
            are selected    firm's investment philosophy is the belief that no company, market or economy can be considered in isolation; each must be understood within a global context. Newton believes that a global comparison of companies is the most effective method of stock analysis, and their global analysts research investment opportunities by global sector rather than by region.

                            Idea generation

                            The process of identifying investment ideas begins by identifying a core list of investment themes.
                            These themes are based primarily on observable economic, industrial, or social trends, typically though not exclusively global, that Newton believes will positively affect certain sectors or industries and cause stocks within these to outperform others. Such themes may include:

                            o key trends in economic variables, such as a country's gross domestic product, inflation and interest rates;
                            o demographic or social trends and their effects on companies, countries, markets and industries;
                            o investment themes, such as the expected impact of technology and globalization on industries and brands;
                            o governmental policy;
                            o relative valuations of equities, bonds and cash investments; and
                            o long-term trends in currency movements.

                            Newton then identifies specific companies, through fundamental global sector and stock research, using investment themes to help focus the search on areas where the thematic and strategic research indicates superior returns are likely to be achieved.

                            Research-led

                            Newton conducts fundamental analysis of investment opportunities on a global basis and uses cross comparisons of companies all over the world to identify securities Newton believes will outperform globally. In conducting its fundamental analysis, Newton's analysts search for attractively priced companies with good products and strong management which they perceive to possess a sustainable competitive advantage. Newton conducts an initial screening of the universe of stocks by reviewing, among other factors, a company's price-to-earnings ratios, positive earnings momentum, earnings per share growth expectations, and earnings stability. Newton also utilizes a variety of valuation techniques, which include earnings, asset value, cash flow and cost of capital measurements, in conducting its fundamental analysis.

                            Newton will generally sell a company's stock when the themes or strategies leading to its purchase change or have run their course or when Newton believes the company's prospects have changed adversely or the stock is fully valued by the market.

                            Team-based

                            Newton's culture encourages all investment professionals to contribute to the data as they observe trends they believe will have an influence on global markets. The close interaction between Newton's global sector analysts, regional specialists and global portfolio managers is designed to capture their best ideas and to reflect them effectively and consistently across all clients' portfolios.
                            --------------------------------------------------------------------------------------------------------
      Principal risks of    Investors could lose money on their investments in the fund or the fund could perform less well than
   investing in the fund    other possible investments if any of the following occurs:

                            o Foreign stock market falls in value.
                            o An adverse event, such as an unfavorable earnings report, depresses the value of a particular company's stock.
                            o The adviser's judgment about the attractiveness, relative value or potential appreciation of a particular sector, security or hedging strategy proves to be incorrect.

Newton International Equity Fund

--------------------------------------------------------------------------------

Foreign investment risks    Prices of foreign securities may go down because of unfavorable foreign government actions, political, economic or market instability or the absence of accurate information about foreign companies. Also, a decline in the value of foreign currencies relative to the U.S. dollar will reduce the value of securities denominated in those currencies. Foreign securities are sometimes less liquid and harder to value than securities of U.S. issuers. These risks are more severe for securities of issuers in emerging market countries.

   Emerging market risks    The risks associated with foreign investments are increased for investments in emerging market issuers.
                            The fund may invest up to 20% of its total assets in issuers located in emerging markets. Emerging markets include issuers in Asia (including Russia), Eastern Europe, Latin and South America, the
                            Mediterranean and Africa. Newton considers an emerging market to be any market that is: generally recognized to be an emerging or developing country by the international financial community, including the World Bank and the International Financial Corporation; or classified by the United Nations as developing; or included in the International Financial Corporations Free Index or the Morgan Stanley
                            Capital International Emerging Markets Free Index. Emerging markets tend to be more volatile than the markets of more developed foreign countries, have less mature and diverse economies and have less stable political systems than those of developed foreign countries. The securities of emerging market issuers may experience rapid and significant price changes, including price drops.

   Country, industry and    The fund may be overweighted or underweighted, relative to its index, in companies in certain countries,
     market sector risks    industries or market sectors, which may cause the fund's performance to be more or less sensitive to positive or negative developments affecting these countries, industries or sectors. In addition, the fund may, from time to time, invest a significant portion (more than 25%) of its total assets in securities of companies located in particular countries, such as the United Kingdom and Japan, depending on such country's representation within the fund's benchmark index.

     Growth and/or value    The fund may invest in both growth and value stocks. The market may favor "growth" stocks at times over
          investing risk    "value" stocks, or the inverse, and the fund's portfolio may not underperform when either style is strongly in favor in the market.

                                                Newton International Equity Fund

Risk/Return Summary
--------------------------------------------------------------------------------

            Total return    The Fund commenced operations on December 21, 2005. Because the fund does not have a full year of
             performance    operations it does not disclose any performance history in the prospectus. The fund's past performance does not necessarily indicate how the fund will perform in the future. The fund's shares, when redeemed, may be worth more or less than their initial cost.

--------------------------------------------------------------------------------

Fees and expenses of the fund

This table describes the fees and expenses you may pay if you buy and hold shares of the fund.

Based on estimates for the fiscal year ending 9/30/06

Shareholder fees                                   None
(fees paid directly from your investment)

Redemption fee(1)                                 2.00%
(as a percentage of total redemption proceeds)

Annual fund operating expenses(2)
(expenses that are deducted from fund assets)
     Management fees                              0.80%
     Distribution (12b-1) fees                     None
     Other expenses(3)                            0.85%
     Total annual fund operating expenses         1.65%

--------------------------------------------------------------------------------
(1) A redemption fee applies to any shares redeemed (either by selling or exchanging to another fund) within 30 days of purchase, except those shares acquired through the categories of transactions described under the "Investment and Account information" section of this prospectus.

(2) Because Newton has agreed to cap the fund's operating expenses, the fund's actual expenses are estimated to be:

   Management fees                            0.30%
   Other expenses                             0.85%
   Total annual fund operating expenses       1.15%

This cap may be changed or eliminated at any time.

(3) Estimated for the current fiscal year.


Expense example

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that:
o You invest $10,000 in the fund for the time periods indicated;
o You redeem at the end of each period;
o Your investment has a 5% return each year; and
o The fund's operating expenses have not been capped and remain constant.

Although your actual costs may be higher or lower, under these assumptions your costs would be:

                                 After      After
                                1 Year     3 Years
                                 $ 168       $ 520

Newton International Equity Fund

The Fund's Investments and Related Risks
--------------------------------------------------------------------------------

Additional information about the fund's principal investments

Equity investments. Equity securities include exchange-traded and over-the-counter (OTC) common and preferred stocks, warrants, rights, investment grade convertible securities (which may include preferred securities), depositary receipts and shares, trust certificates, limited partnership interests, shares of other investment companies and real estate investment trusts and equity participations.

Foreign securities. The fund invests primarily in securities of companies located in foreign countries. The fund intends to invest in a broad range of countries. However, the fund is not required to invest in every country represented in or to match the country weightings of its index. The fund may invest up to 25% of its total assets in companies located in countries (other than the United States) not represented in the MSCI EAFE Index.

The risks of investing in foreign securities, including emerging market securities, are described under "Principal risks of investing in the fund" beginning on page 4.


Additional investment policies

Defensive investing. The fund may depart from its principal investment strategies in response to adverse market, economic or political conditions by taking temporary defensive positions in all types of money market and short-term debt securities. If the fund takes a temporary defensive position, it may be unable for a time to achieve its investment objective.

Derivative contracts. The fund, at times, may use derivative contracts for any of the following purposes:

o To hedge against adverse changes in the market value of securities held by or to be bought for the fund caused by changing interest rates or currency exchange rates.

o  As a substitute for purchasing or selling securities.

o  To enhance the fund's potential gain in non-hedging situations.

A derivative contract will obligate or entitle the fund to deliver or receive an asset or a cash payment that is based on the change in value of a designated security, currency or index. Even a small investment in derivative contracts can have a big impact on a portfolio's interest rate or currency exposure. Therefore, using derivatives can disproportionately increase portfolio losses and reduce opportunities for gains when interest rates or currency rates are changing. The fund may not fully benefit from or may lose money on derivatives if changes in their value do not correspond accurately to changes in the value of the fund's portfolio holdings.

Counterparties to OTC derivative contracts present the same types of credit risk as issuers of fixed income securities. OTC derivatives can also make a fund's portfolio less liquid and harder to value, especially in volatile markets.

Fixed income securities. The fund may invest up to 20% of its net assets in fixed income securities. The fund's fixed income securities may be of any maturity or duration. The fund's fixed income securities may have all types of interest rate payment and reset terms. These securities may be issued by the U.S. government or any of its agencies, foreign governments or their subdivisions and U.S. and foreign companies. Although the fund may invest in fixed income securities of any credit quality, the fund will not invest more than 5% of its net assets in below investment grade securities at the time of investment.

Initial public offerings. The fund may purchase securities of companies in initial public offerings ("IPOs"). The prices of securities recently purchased in IPOs can be very volatile. Depending on the extent to which the fund invests in IPOs, fluctuations in the prices of such securities may negatively affect the fund's performance.

Securities lending. The fund may seek to increase its income by lending portfolio securities to financial institutions, such as certain broker-dealers. In order to secure their obligations to return securities loaned by the fund, borrowers will deposit collateral in an amount maintained on a current basis at least equal to the market value of the securities loaned. The value of the securities loaned by the fund will not exceed 33 1/3% of the value of the fund's total assets. The fund may experience a loss or delay in the recovery of its securities if the borrowing institution breaches its agreement with the fund.

                                                Newton International Equity Fund

The Fund's Investments and Related Risks
--------------------------------------------------------------------------------

Impact of high portfolio turnover. The fund may engage in active and frequent trading to achieve its principal investment strategies. This may lead to the realization and distribution to shareholders of higher capital gains, which would increase their tax liability. Frequent trading also increases transaction costs, which could detract from the fund's performance.

Portfolio holdings. A description of the fund's policies and procedures with respect to the disclosure of the fund's portfolio securities is available in the fund's statement of additional information and on the fund's website at www.melloninstitutionalfunds.com.

Investment objective. The fund's investment objective may be changed by the fund's trustees without shareholder approval. The fund's key investment strategy of investing at least 80% of net assets in a particular type of security may not be changed unless the fund provides 60 days advance notice to its shareholders.

Newton International Equity Fund

The Investment Adviser
--------------------------------------------------------------------------------

 The Newton Group offers   About Newton
        a broad array of
investment services that   Newton, a member of the Newton Group, serves as the
      include management   fund's investment adviser. The Newton Group was
    of 190 institutional   established in 1978 and manages money for a wide
   separate accounts and   range of clients including small and large
       collective funds.   institutional investors as well as charities, private
                           clients and mutual fund clients. As of October 31, 2005, the Newton Group managed over $46 billion in assets.

                           Newton is an indirect wholly-owned subsidiary of Mellon Financial Corporation.

                           Through its unique asset management model, Mellon gives Newton investment autonomy and enables it to focus entirely on providing investment management services to its clients.

                           Mellon is a global financial services company with approximately $4 trillion of assets under management, administration or custody, including approximately $766 billion under management as of September 30, 2005. Mellon provides wealth management, global investment services and a comprehensive array of banking services for individuals, businesses and institutions.

                               Investment Adviser

                        Newton Capital Management Limited
                           The Mellon Financial Centre
                            160 Queen Victoria Street
                            London, EC4V 4LA, England

                                                Newton International Equity Fund

The Investment Adviser
--------------------------------------------------------------------------------

Fund managers

--------------------------------------------------------------------------------
Fund managers           Positions during past five years
--------------------------------------------------------------------------------
Paul Butler             Mr. Butler has been the fund's lead portfolio manager
                        since its inception in December 2005. Paul is the leader
                        for the investment management of global equities and is
                        a member of the equity strategy group, global investment
                        group and investment committee at Newton. Paul joined
                        Newton in 1987 as an equity analyst and has been
                        responsible for managing global equity accounts at
                        Newton since 1993.
--------------------------------------------------------------------------------
Paul Markham            Mr. Markham has been a portfolio manager of the fund
                        since its inception in December 2005. Paul is an
                        investment manager for global equities and is a member
                        of the global equity model group. Mr. Markham joined
                        Newton in 1998 as an International Business Development
                        executive and moved into the global equity team in 2001.
--------------------------------------------------------------------------------

The Statement of Additional Information includes additional information about these portfolio managers, including information about their compensation, accounts they manage other than the fund and their ownership, if any, in the shares of the fund.


Advisory services and fees

Newton provides the fund with portfolio management and investment research services. The adviser places orders to buy and sell the fund's portfolio securities and manages the fund's business affairs. The adviser is entitled to an advisory fee for these services as set forth in the table below. The adviser has agreed to limit the fund's total annual operating expenses (excluding brokerage commissions, taxes and extraordinary expenses). This agreement is temporary and may be terminated or changed at any time.


--------------------------------------------------------------------------------
                            Annual Advisory Fee Rates
               (as a percentage of the fund's average net assets)

Contractual advisory fee*                            Current expense limitation*
--------------------------------------------------------------------------------
0.80%                                                1.15%
--------------------------------------------------------------------------------

*Current expense limitation, also shown as a percentage of the fund's average net assets, represents a voluntary cap on the fund's total expenses. If the actual advisory fee rate is less than the contractual advisory fee rate, the cap would be triggered and advisory fees would be waived by Newton.

Newton International Equity Fund

Investment and Account Information
--------------------------------------------------------------------------------

        How to purchase    Minimum initial investment: $100,000
                 shares
                           Minimum subsequent investment: $5,000

                           Minimum investments may be waived by the distributor for investors in omnibus accounts and clients and employees of Newton, investment advisers to other Mellon Institutional Funds, their investment advisory affiliates and their immediate family members.

                           All orders to purchase shares received in good form by the distributor or its agent before the close of regular trading on the New York Stock Exchange will be executed at that day's share price. Orders received after that time will be executed at the next business day's price. All orders must be in good form and accompanied by payment. The fund reserves the right to reject purchase orders or to stop offering its shares without notice to shareholders.
               By Check    ---------------------------------------------------------------------------------------------------------
     Opening an account    o Send a check to the distributor payable to Mellon Institutional Funds with the completed original account application.

   Adding to an account    o Send a check to the distributor payable to Mellon Institutional Funds and a letter of instruction with the account name and number and effective date of the request.

                           o Payment must be made in U.S. dollars and drawn on a U.S. bank. The fund does not accept third-party checks, travelers' checks, credit card checks or money orders.
                By wire    ---------------------------------------------------------------------------------------------------------
     Opening an account    o Send the completed original account application to the distributor.

                           o Call the distributor to obtain an account number.

                           o Instruct your bank to wire the purchase amount to Mellon Bank, N.A. (see below).

   Adding to an account    o Call the distributor. Instruct your bank to wire the amount of the additional investment to Mellon
                             Bank, N.A. (see below).
                 By fax    ---------------------------------------------------------------------------------------------------------
     Opening an account    o Fax the completed account application to 781-796-2864.

                           o Mail the original account application to the distributor.

                           o Follow the instructions for opening an account by wire.

   Adding to an account    o Fax a letter of instruction to 781-796-2864 with the account name and number and effective date of the request.

                           o Call the distributor. Instruct your bank to wire the amount of the additional investment to Mellon
                             Bank, N.A.
    Through a financial    ---------------------------------------------------------------------------------------------------------
           intermediary    o Contact your financial intermediary. Financial intermediaries acting on an investor's behalf are
      Opening or adding      responsible for transmitting orders to the distributor or its agent by the specified deadline.
          to an account
                           ---------------------------------------------------------------------------------------------------------
                           The distributor's address is:      Wire instructions:

                           Mellon Funds Distributor, L.P.     Mellon Bank, N.A.
                           P.O. Box 8585                      Boston, MA
                           Boston, Massachusetts 02266-8585   ABA#: 011 001 234
                           Tel: 1-800-221-4795                Account #: 56-5849
                           Fax: 781-796-2864                  Fund name:
                           Email: mifunds@mellon.com          Investor account #:

                                                Newton International Equity Fund

Investment and Account Information
--------------------------------------------------------------------------------

        How to exchange    You may exchange shares of the fund for shares of any other fund in the Mellon Institutional Funds family
                 shares    of funds, if the registration of both accounts is identical. Shares exchanged within 30 days of purchase
                           (7 days for the Intermediate Tax Exempt Bond, Enhanced Yield and Opportunistic High Yield Bond Funds) may
                           be subject to a redemption fee. See page 13 for more information. A fund may refuse any exchange order and may modify or terminate its exchange privilege affecting all shareholders on 60 days' notice. Because excessive account transactions can disrupt the management of a fund and increase fund costs for all shareholders, Newton may temporarily or permanently terminate the exchange privilege of any investor who makes more than four exchanges out of the same fund during any consecutive 12-month period. Multiple exchanges out of the same fund that occur in the same day will be considered one exchange. Accounts under common ownership or control will be counted together for purposes of the four exchange limit.

                           Exchange requests will not be honored until the distributor receives payment for the exchanged shares (up to 3 business days). An exchange involves a taxable redemption of shares surrendered in the exchange.
                           ---------------------------------------------------------------------------------------------------------
                By mail    o Send a letter of instruction to the distributor signed by each registered account owner.

                           o Provide the name of the current fund, the fund to exchange into and dollar amount to be exchanged.

                           o Provide both account numbers.

                           o Signature guarantees may be required (see below).
                           ---------------------------------------------------------------------------------------------------------
           By telephone    o If the account has telephone privileges, call the distributor.

                           o Provide the name of the current fund, the fund to exchange into and dollar amount to be exchanged.

                           o Provide both account numbers.

                           o The distributor may ask for identification and all telephone transactions may be recorded.
                           ---------------------------------------------------------------------------------------------------------
   How to redeem shares    All orders to redeem shares received by the distributor or its agent before the close of regular trading on the New York Stock Exchange will be executed at that day's share price. Orders received after that time will be executed at the next business day's price. All redemption orders must be in good form. The fund has the right to suspend redemptions of shares and to postpone payment of proceeds for up to seven days, as permitted by law. Shares redeemed within 30 days of purchase (7 days for the Intermediate Tax
                           Exempt Bond, Enhanced Yield and Opportunistic High Yield Bond Funds) may be subject to a redemption fee.
                           See page 13 for more information.
                           ---------------------------------------------------------------------------------------------------------

                By mail    o Send a letter of instruction to the distributor signed by each registered account owner.

                           o State the name of the fund and number of shares or dollar amount to be sold.

                           o Provide the account number.

                           o Signature guarantees may be required (see below).
                           ---------------------------------------------------------------------------------------------------------
           By telephone    o If the account has telephone privileges, call the distributor.

      For check or wire    o Proceeds will be mailed by check payable to the shareholder of record to the address, or wired to the bank as directed, on the account application.

                           o The distributor may ask for identification and all telephone transactions may be recorded.
                           ---------------------------------------------------------------------------------------------------------
                 By fax    o Fax the request to the distributor at 781-796-2864.

                           o Include your name, the name of the fund and the number of shares or dollar amount to be sold.

                           o Proceeds will be mailed by check payable to the shareholder of record to the address, or wired to the bank as directed, on the account application.
                           ---------------------------------------------------------------------------------------------------------
    Through a financial    o Contact your financial intermediary. Financial intermediaries acting on an investor's behalf are
           intermediary      responsible for transmitting orders to the distributor or its agent by the specified deadline.

Newton International Equity Fund

--------------------------------------------------------------------------------

              Good form    Good form means that you have provided the following information with your request: name of fund; account number (if an existing account); dollar amount or number of shares to be purchased (or exchanged or redeemed); and the signature of each owner exactly as the account is registered in the case of a redemption request. Good form also means that there are no outstanding claims against your account or transaction limitations on your account. Also, a signature guarantee may be required with certain requests.
                           ---------------------------------------------------------------------------------------------------------
         Redemption fee    Short-term trading and excessive exchange activity in certain types of funds may interfere with portfolio management and have an adverse effect on the fund and its shareholders. Each fund in the Mellon
                           Institutional Funds family of funds imposes a redemption fee of 2.00% of the total redemption amount
                           (calculated at net asset value) if you sell or exchange your shares after holding them for less than 30 days (7 days for the Intermediate Tax Exempt Bond, Enhanced Yield and Opportunistic High Yield Bond
                           Funds). The redemption fee is paid directly to the fund, and is designed to offset brokerage commissions, market impact, and other costs associated with short-term trading. For purposes of determining whether the redemption fee applies, the shares that were held the longest will be redeemed first.

                           The redemption fee does not apply to shares that were acquired through reinvestment of dividends or capital gains distributions, or to redemptions or exchanges by the following categories of transactions:

                           Certain Retirement Account Activity:

                           o Shares redeemed as a result of a retirement plan sponsor decision (e.g. retirement plan-wide re-allocations or termination).

                           o Retirement account redemptions as a result of minimum required distributions and returns of excess contributions.

                           o Shares redeemed as part of a retirement plan participant-directed distribution including, but not limited to: death distributions, loan withdrawals and Qualified Domestic Relations Orders ("QDROs").

                           Non-shareholder Directed Activity:

                           o Shares redeemed through an automatic, nondiscretionary rebalancing or asset re-allocation program, or via a systematic withdrawal plan.

                           Other Activity:

                           o Redemptions of $2,500 or less.

                           o Rollovers, transfers and changes of account registration within a fund (provided the monies do not leave the fund), and redemptions in kind.

                           o Transactions that are not motivated by short-term trading considerations, which have received prior approval by the Mellon Institutional Fund's Chief Compliance Officer.

                           The funds may assess redemption fees in any of these types of transactions if, in the opinion of the fund, the transaction is intended to circumvent the redemption fee policy.

                           While the funds seek to apply its redemption fee policy to all accounts, a fund may not be able to apply the policy to accounts which are maintained by some financial intermediaries ("Omnibus Accounts") because of the difficulty in identifying the individual investor transactions or the difficulty in identifying the investor responsible for a particular transaction even if the transaction itself is identified. To the extent a fund is able to identify excessive short-term trading in Omnibus Accounts, the fund will seek the cooperation of the intermediary to enforce the Mellon Institutional Funds' redemption fee policy.
                           ---------------------------------------------------------------------------------------------------------
         Administrative    The fund pays administrative service fees. These fees are paid to affiliated or unaffiliated retirement
            service fee    plans, Omnibus Accounts and platform administrators and other entities ("Plan Administrators") that provide record keeping and/or other administrative support services to accounts, retirement plans and their participants. As compensation for such services, the fund may pay each Plan Administrator a service fee in an amount of up to 0.15% (on an annualized basis) of the fund's average daily net assets attributable to fund shares that are held in accounts serviced by such Plan Administrator.
                           ---------------------------------------------------------------------------------------------------------
             Additional    The adviser or its affiliates may pay additional compensation from their own resources to Plan
           compensation    Administrators and other entities for administrative services, as well as in consideration of marketing or other distribution-related services relating to the Mellon Institutional Funds. These payments may provide an incentive for these entities to actively promote the Mellon Institutional Funds above or cooperate with the distributor's promotional efforts.

                                                Newton International Equity Fund

Investment and Account Information
--------------------------------------------------------------------------------

Transaction and account policies

Accounts with low balances. If an account falls below $50,000 as a result of redemptions (and not because of performance), the distributor may ask the investor to increase the size of the account to $50,000 within 30 days. If the investor does not increase the account to $50,000 the distributor may redeem the account at net asset value and remit the proceeds to the investor.

In-kind purchases and redemptions. Securities you own may be used to purchase shares of the fund. The adviser will determine if the securities are consistent with the fund's objective and policies. If accepted, the securities will be valued the same way the fund values securities it already owns. A fund may make payment for redeemed shares wholly or in part by giving the investor portfolio securities. The redeeming shareholder will pay transaction costs to dispose of these securities and such transactions generally are treated as taxable sales of the securities you exchange for federal tax purposes.

Signature guarantees. A signature guarantee may be required for any written request to sell or exchange shares, or to change account information for telephone transactions.

The distributor will accept signature guarantees from:

o  members of the STAMP program or the Exchange's Medallion Signature Program

o  a broker or securities dealer

o  a federal savings, cooperative or other type of bank

o  a savings and loan or other thrift institution

o  a credit union

o  a securities exchange or clearing agency

A notary public cannot provide a signature guarantee.


Household delivery of fund documents

With your consent, a single prospectus and shareholder report may be sent to your residence for you and any other member of your household who has an account with the fund. If you wish to revoke your consent to this practice, you may do so by contacting Mellon Institutional Funds, either orally or in writing at the telephone number or address for the fund listed on the back cover of this prospectus. Mellon Institutional Funds will begin mailing prospectuses and shareholder reports to you within 30 days after receiving your revocation.

Valuation of shares

The fund offers its shares at the NAV per share of the fund next calculated after an order is placed and received in good order by the fund's distributor or its agent. See, "How to purchase shares" on page 10. The fund calculates its NAV once daily as of the close of regular trading on the New York Stock Exchange
(NYSE) -- generally at 4:00 p.m., New York time -- on each day the NYSE is open. The fund's NAV will not be calculated on the days on which the NYSE is closed for trading, such as on national holidays. If the NYSE closes early, the fund accelerates calculation of NAV and transaction deadlines to that time.

The fund values the securities in its portfolio on the basis of market quotations and valuations provided by independent pricing services. Certain short-term securities are valued on the basis of amortized cost. Because foreign markets may be open at different times than the NYSE, the value of shares of a fund which invests in foreign securities may change on days when shareholders are not able to buy or sell them. Many securities markets outside the U.S. close prior to the close of the NYSE and therefore the closing prices for securities in those markets may not fully reflect the events that occur after their close but before the close of the NYSE. If market quotations are not readily available or do not accurately reflect fair value, or the value of a security has been materially affected by events occurring after the close of the market on which the security is principally traded (such as for foreign securities), a fund may value its assets by a method the trustees believe accurately reflects their fair value. The trustees have adopted fair value pricing procedures for determining the fair value of particular securities. A fund that uses fair value to price securities may value those securities higher or lower than another fund that uses market quotations or official closing prices.


Dividends and distributions

The fund intends to distribute all or substantially ll of its net investment income and realized capital gains, if any, for each taxable year. The fund declares and distributes dividends from net investment income semi-annually and distributes net capital gains, if any, annually. All dividends and capital gains are reinvested in shares of the fund that paid them unless the shareholder elects to receive them in cash. Dividends and distributions are taxable, whether you take payment in cash or reinvest them to buy additional fund shares.

Newton International Equity Fund

Fund Details
--------------------------------------------------------------------------------

Tools used to combat short-term trading and excessive exchange activity

While the Mellon Institutional Funds family of funds provides its shareholders with daily liquidity, its investment programs are designed to serve long-term investors. The funds discourage short-term trading and excessive exchange activity in fund shares, as these activities may hurt the long-term performance of certain funds by requiring them to incur transactions costs, maintain an excessive amount of cash or liquidate portfolio holdings at a disadvantageous time. The funds do not have arrangements to accommodate investors who wish to engage in these activities. Although there is no generally applied standard in the marketplace as to what level of trading activity is excessive, we may consider trading in the funds' shares to be excessive if:

o You sell shares within a short period of time after the shares were purchased;
o  You make two or more purchases and redemptions within a short period of time;
o You enter into a series of transactions that is indicative of a timing pattern or strategy; or o We reasonably believe that you have engaged in such practices in connection with other mutual funds.

The Board of Trustees of the Mellon Institutional Funds has adopted policies and procedures designed to discourage short-term trading and excessive exchange activity in the Funds. These include policies and procedures relating to:

o  trade activity monitoring;
o  exchange guidelines;
o  redemption fee on certain trades in the funds; and
o  use of fair value pricing.

Each of these tools used by the funds to combat short-term trading and excessive exchange activity is described in more detail below.

Trade activity monitoring

The Mellon Institutional Funds monitor selected trades in an effort to detect short-term trading and excessive exchange activity in the funds. If, as a result of this monitoring, the Mellon Institutional Funds determine that a shareholder has engaged in short-term trading or excessive exchange activities, we will ask the shareholder to stop such activities and refuse to process further purchases or exchanges in the shareholder's accounts. In making such judgments, the Mellon Institutional Funds seek to act in a manner that we believe is consistent with the best interests of shareholders.

Exchange guidelines

As discussed further under "Investment and Account Information -- How to exchange shares," you may make up to four exchanges out of the same fund in any twelve-month period. If you effect four exchanges out of the same fund during any consecutive twelve-month period, the Mellon Institutional Funds will reject any additional purchase or exchange orders with respect to that fund until such time as you are again entitled to effect an exchange under this policy. Multiple exchanges out of the same fund that occur in the same day will be considered a single exchange. An exchange is the movement out of (redemption) one fund and into (purchase) another fund. See "Investment and Account Information -- How to exchange shares" for more information.

Redemption fee

Pursuant to a policy adopted by the Board of Trustees, you will be charged a 2% redemption fee if you redeem, including by exchange, shares of a fund within 30 days of purchase (7 days for the Intermediate Tax Exempt Bond, Enhanced Yield and Opportunistic High Yield Bond Funds). See "Investment and Account Information -- Redemption Fee" for more information.

Fair value pricing

The trading hours for most foreign securities end prior to the close of the New York Stock Exchange, the time a fund's net asset values are calculated. The occurrence of certain events after the close of foreign markets, but prior to the close of the U.S. market (such as a significant change in the U.S. market) often will result in an adjustment to the trading prices of foreign securities when foreign markets open on the following business day. If such events occur, a fund may value foreign securities at fair value, taking into account such events, when it calculates its net asset value. Fair value determinations are made in good faith in accordance with procedures adopted by the Board of Trustees. See "Investment and Account Information -- Valuation of Shares" for more information.

Fair value pricing results in an estimated price and may reduce the possibility that short-term traders could take advantage of potentially "stale" prices of portfolio holdings. However, it cannot eliminate the possibility of short-term trading and excessive exchange activities.

Limitations on the effectiveness of these tools

Although these tools are designed to discourage short-term trading and excessive exchange activity, you should understand that none of these tools alone nor all of them taken together, can eliminate the possibility that such activity in the funds will occur. For example, the ability of a fund to monitor trades or exchanges by, and or to assess a redemption fee on, the underlying shareholders of omnibus accounts maintained by brokers, retirement plan accounts and approved fee-based program accounts is severely limited in those instances in which the broker, retirement plan administrator or fee-based program sponsor maintains the underlying shareholder account and may be further limited by systems limitations applicable to these types of accounts. For this reason, these tools cannot eliminate the possibility of short-term trading and excessive exchange activities. Moreover, certain of these tools involve judgments that are inherently subjective. The Mellon Institutional Funds seek to make these judgments to the best of our abilities in a manner that we believe is consistent with shareholder interests.

                                                Newton International Equity Fund

Fund Details
--------------------------------------------------------------------------------

Taxes

----------------------------------------------------------------------------------------------------------------
Transactions                                 U.S. Federal Income Tax Status
----------------------------------------------------------------------------------------------------------------
Sales or exchanges of shares.                Usually capital gain or loss. Tax rate depends on how long shares are held.

Distributions of long-term capital gain      Taxable as long-term capital gain.

Distributions of short-term capital gain     Taxable as ordinary income.

Dividends from net investment income         Taxable as either ordinary income or qualified dividend income taxable to individual shareholders at a maximum 15% U.S. Federal tax rate if so designated by the fund and certain other
                                             conditions are met by the fund and the shareholder, including holding period requirements.
----------------------------------------------------------------------------------------------------------------

Every January, the fund provides information to its shareholders about the fund's dividends and distributions, which are taxable even if reinvested, and about the shareholders' redemptions during the previous calendar year. Any shareholder who does not provide the fund with a correct taxpayer identification number and required certification may be subject to federal backup withholding tax.

Shareholders should generally avoid investing in the fund shortly before an expected taxable dividend or capital gain distribution. Otherwise, a shareholder may pay taxes on dividends or distributions that are economically equivalent to a partial return of the shareholder's investment.

Shareholders should consult their tax advisers about their own particular tax situations.

--------------------------------------------------------------------------------------
                             The fund's service providers
     Principal Underwriter               Independent Registered Public Accounting Firm
 Mellon Funds Distributor, L.P.                    PricewaterhouseCoopers LLP

 Custodian and Fund Accountant                           Legal Counsel
       Mellon Bank, N.A.                   Wilmer Cutler Pickering Hale and Dorr LLP

         Transfer Agent
     Dreyfus Transfer, Inc.

Newton International Equity Fund

                          THIS PAGE INTENTIONALLY LEFT BLANK

                          THIS PAGE INTENTIONALLY LEFT BLANK

                          THIS PAGE INTENTIONALLY LEFT BLANK

For More
Information
--------------------------------------------------------------------------------
For investors who want more information about Newton International Equity Fund, the following documents are available free upon request.

Annual/Semiannual Reports

Additional information about the fund's investments is available in the fund's annual and semiannual reports to shareholders, as well as the fund's quarterly reports filed with the Securities and Exchange Commission. The fund's annual report contains a discussion of the market conditions and investment strategies that significantly affected the fund's performance during its last fiscal year.

Statement of Additional Information (SAI)

The SAI provides more detailed information about the fund and is incorporated into this prospectus by reference.

Investors can get free copies of reports and the SAI, request other information and discuss their questions about the fund by contacting the fund at:

Mellon Institutional Funds
P.O. Box 8585
Boston, MA 02266-8585

Telephone: 1.800.221.4795

Email:
mifunds@mellon.com

Internet:
http:// www.melloninstitutionalfunds.com

Investors can review the fund's reports and SAI at the Public Reference Room of the Securities and Exchange Commission. Call 202.942.8090 for hours of operation. Investors can get text-only copies.

o For a fee, by writing the Public Reference Room of the Commission, Washington, D.C. 20549-6009

o For a fee, by sending an email or electronic request to the Public Reference Room of the Commission at publicinfo@sec.gov

o  Free from the Commission's Internet website at http://www.sec.gov

                    [LOGO] Mellon
                           --------------------------
                           Mellon Institutional Funds

                                ONE BOSTON PLACE

                              BOSTON, MA 02108-4408

                                  800.221.4795 Investment Company Act File Number (811-4813)
                        WWW.MELLONINSTITUTIONALFUNDS.COM

Newton International Equity Fund

                                       20